[LOGO]
OLD MUTUAL FUNDS II

JULY 27, 2010 PROSPECTUS

As Supplemented Through December 21, 2010

Equity Funds
Old Mutual Analytic U.S. Long/Short Fund
(Class A: OADEX) (Class Z: OBDEX) (Institutional Class: OISLX)
Old Mutual Barrow Hanley Value Fund
(Class A: OAFOX) (Class Z: OBFOX) (Institutional Class: OIBHX)
Old Mutual Focused Fund
(Class A: OAFCX) (Class Z: OBFVX) (Institutional Class: OIFCX)
Old Mutual Heitman REIT Fund
(Class A: OARTX) (Class Z: OBRTX) (Institutional Class: OIHRX)
Old Mutual Large Cap Growth Fund
(Class A: OLGBX) (Class Z: OLCPX) (Institutional Class: OILLX)
Old Mutual Strategic Small Company Fund
(Class A: OSSAX) (Class Z: OSSCX) (Institutional Class: OISSX)
Old Mutual TS&W Mid-Cap Value Fund
(Class A: OTMAX) (Class Z: OTMZX) (Institutional Class: OTMIX)
Old Mutual TS&W Small Cap Value Fund
(Class A: OACVX) (Class Z: OSMVX) (Institutional Class: OICVX)

Fixed-Income Funds
Old Mutual Barrow Hanley Core Bond Fund
(Institutional Class: OCBIX)
Old Mutual Cash Reserves Fund
(Class A: OCAXX) (Class Z: OBCXX)
Old Mutual Dwight High Yield Fund
(Institutional Class: ODHYX)
Old Mutual Dwight Intermediate Fixed Income Fund
(Class A: OAFJX) (Class C: OCIRX) (Class Z: OBFJX) (Institutional Class: OIDIX)
Old Mutual Dwight Short Term Fixed Income Fund
(Class A: OIRAX) (Class C: OIRCX) (Class Z: OBCPX) (Institutional Class: OIDSX)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARIES

Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual Large Cap Growth Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Cash Reserves Fund
Old Mutual Dwight High Yield Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund

MORE ABOUT THE FUNDS

Investment Strategies and Risks
More About Investment Strategies and Risks
Non-Fundamental Investment Policy
Sub-Adviser Allocations
Disclosure of Portfolio Holdings
Market Capitalizations
Performance Examples

THE INVESTMENT ADVISER & SUB-ADVISERS

The Investment Adviser
The Sub-Advisers
Litigation
Management Fees
The Portfolio Managers

ABOUT YOUR INVESTMENT

Your Share Price
Valuing Portfolio Securities

INVESTING IN THE FUNDS

Policy Regarding Excessive or Short-Term Trading
Choosing a Share Class
Sales Charges - Class A Shares
Sales Charges – Class C Shares
Buying Shares
Selling Shares
General Policies
Distributions and Taxes
Other Payments

FINANCIAL HIGHLIGHTS

Table of Contents - Prospectus 1

 FUND SUMMARIES

Old Mutual Analytic U.S. Long/Short Fund

Morningstar Category:  Large Blend

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with above-average total returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other retail mutual funds advised by Old Mutual Capital, Inc. (“Old Mutual Funds”).   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Expenses on Short Sales	0.18%	0.18%	0.19%
Service Fees	0.25%	None	None
Other Operating Expenses	0.74%	0.25%	0.19%

Total Other Expenses	1.17%	0.43%	0.38%
Total Annual Operating Expenses	1.97%	1.23%	1.18%
Expense (Reduction)/Recoupment	(0.44%)	0.05%	(0.09%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(1)	1.53%	1.28%	1.09%

(1)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.35%, 1.10% and 0.90% for Class A, Class Z, and Institutional Class shares, respectively.   The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,118	$1,538	$2,705
Class Z	$130	$405	$690	$1,502
Institutional Class	$111	$366	$641	$1,424

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199.77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets.  While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies.  Equity securities in which the Fund may invest include common and preferred stocks.

The Fund may invest in long and short positions of publicly traded equity securities.  The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets.  The Fund buys securities “long” that Analytic Investors, LLC (“Analytic”), the Fund’s Sub-Adviser, believes will outperform and sells securities “short” that Analytic believes will underperform.  This is not a market neutral strategy.

The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors.  The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets.  The cash received from short sales may be used to invest in long equity positions.  Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.

Table of Contents - Prospectus 1

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

Short Sales Risk.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities.  As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Leverage Risk.  By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value (“NAV”) greater than without the use of leverage.  This could result in increased volatility of returns.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing the changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  Data prior to January 11, 2002, includes performance of a predecessor fund.  Prior to February 2006, the Fund did not take short positions as part of its main investment strategies, and the Fund’s performance prior to February 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Table of Contents - Prospectus 1

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	(9.33%)
2001	(6.22%)
2002	(25.47%)
2003	29.04%
2004	9.24%
2005	6.68%
2006	20.71%
2007	7.47%
2008	(39.42%)
2009	20.45%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was (9.46%).

Best Quarter:	15.67%	6/30/09
Worst Quarter:	(22.38%)	12/31/08

The table below compares the average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares to the Standard and Poor’s (“S&P”) 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.  *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Average Annual Total Returns as of December 31, 2009

			Past 5 Years	Past 10 Years or Life of Fund (whichever is less)*
	Inception Date	Past 1 Year

Class A	7/31/03

Before Taxes		13.32%	(1.23%)	2.38%

Class Z	7/1/93

Before Taxes		20.45%	0.19%	(1.02%)

After Taxes on Distributions		20.08%	0.05%	(1.20%)

After Taxes on Distributions and		13.29%	0.10%	(0.95%)
Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		20.73%	N/A	(7.41%)

S&P 500 Index

(Reflects No Deduction for		26.46%	0.42%	(0.95%)
Fees, Expenses or Taxes)

After-tax performance is shown for the Fund’s Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Analytic

Portfolio Managers:

Name	Title	Length of Service
Harindra de Silva, Ph.D., CFA,	President and Portfolio Manager	Since 1998
Dennis Bein, CFA	Chief Investment Officer and Portfolio Manager	Since 2004
Ryan Brown	Portfolio Manager	Since 2010

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1
 Old Mutual Barrow Hanley Value Fund

Morningstar Category:  Large Value

INVESTMENT OBJECTIVE

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Service Fees	0.25%	None	None
Other Operating Expenses	0.73%	0.29%	0.12%

Total Other Expenses	0.98%	0.29%	0.12%
Total Annual Operating Expenses	1.73%	1.04%	0.87%
Expense (Reduction)/Recoupment	(0.53%)	(0.09%)	(0.02%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.20%	0.95%	0.85%

(1)
Effective following the close of business on July 28, 2009, the Management Fee was reduced from 0.85% to 0.75%.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and the Total Annual Operating Expenses shown in the Fees and Expenses Table do not correlate with the Ratios of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expensesdo not exceed 1.20%, 0.95% and 0.85% for the Fund’s Class A, Class Z and Institutional Class shares, respectively.    The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$690	$1,040	$1,412	$2,457
Class Z	$97	$322	$565	$1,263
Institutional Class	$87	$275	$479	$1,070

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests in equity securities of large and mid-cap companies with value characteristics.  Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), the Fund’s Sub-Adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value.  These stocks often have above average dividend yields.  Equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk.  The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.”  The Fund may also invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund.  The Fund’s share prices may also be more volatile than those of diversified funds.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

Table of Contents - Prospectus 1

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  Data prior to December 14, 2001 includes performance of a predecessor fund, whose inception date is September 10, 1998.  Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Adviser and Sub-Adviser, and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	44.29%
2001	11.93%
2002	(10.46%)
2003	25.46%
2004	6.82%
2005	(0.99%)
2006	14.40%
2007	1.35%
2008	(36.31%)
2009	26.57%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was (7.61%).

Best Quarter:	20.56%	9/30/00
Worst Quarter:	(19.56%)	12/31/08

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Russell 1000® Value Index, a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe.  Sales loads are reflected in the performance table. *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Average Annual Total Returns as of December 31, 2009

				Past 10 Years or Life of Fund (whichever is less)*

	Inception Date	Past 1 Year	Past 5 Years

Class A	7/1/03

Before Taxes		19.13%	(2.96%)	1.04%

Class Z	9/10/98

Before Taxes		26.57%	(1.54%)	6.02%

After Taxes on Distributions		25.64%	(4.56%)	3.61%

After Taxes on Distributions and		17.20%	(1.36%)	4.78%
Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		26.82%	N/A	(6.26%)

Russell 1000 Value Index

(Reflects No Deduction for		19.69%	(0.25%)	2.47%
Fees, Expenses or Taxes)

After-tax performance is shown for the Fund’s Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Barrow, Hanley

Portfolio Manager:

Name	Title	Length of Service
James P. Barrow	Portfolio Manager	Since 1979
	President	Since 2000

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Focused Fund

Morningstar Category:  Large Blend

INVESTMENT OBJECTIVE

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.72%	0.72%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Service Fees	0.25%	None	None
Other Operating Expenses	0.41%	0.66%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Other Expenses	0.67%	0.67%	0.20%
Total Annual Operating Expenses(1)	1.39%	1.39%	0.92%
Expense (Reduction)/Recoupment	(0.18%)	(0.43%)	(0.11%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.21%	0.96%	0.81%

(1)
Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through July 31, 2013 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expensesdo not exceed 1.20%, 0.95% and 0.80% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement may be amended or continued beyond July 31, 2013 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$937	$1,241	$2,101
Class Z	$98	$306	$630	$1,549
Institutional Class	$83	$259	$476	$1,101

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies.  While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize OMCAP Investors’ determination of an investment’s value or OMCAP Investors may misgauge that value.

Non-Diversified Fund Risk.  The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.”  The Fund may invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund.  The Fund’s share prices may also be more volatile than those of diversified funds.

Table of Contents - Prospectus 1

Small and Mid-Cap Company Risk.  While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies.  While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	24.81%
2001	3.44%
2002	(28.63%)
2003	33.36%
2004	14.13%
2005	1.93%
2006	22.86%
2007	2.99%
2008	(32.70%)
2009	32.68%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was (8.55%).

Best Quarter:	29.53%	3/31/00
Worst Quarter:	(19.03%)	12/31/08

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.  Sales loads are reflected in the performance table.  *Index return is for the past 10 years.

Average Annual Total Returns as of December 31, 2009

				Past 10 Years or Life of Fund (whichever is less)*

	Inception Date	Past 1 Year	Past 5 Years

Class A	9/30/03

Before Taxes		24.80%	1.40%	5.55%

Class Z	2/12/99

Before Taxes		32.68%	2.86%	4.91%

After Taxes on Distributions		32.38%	2.43%	4.56%

After Taxes on Distributions and		21.24%	2.25%	4.09%
Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		33.10%	N/A	(2.68%)

S&P 500 Index

(Reflects No Deduction for		26.46%	0.42%	(0.95%)
Fees, Expenses or Taxes)

After-tax performance is shown for the Fund’s Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:	Investment advisory services provided by OMCAP Investors, a division of Old Mutual Capital, Inc. (“OMCAP Investors”)

Portfolio Manager:

Name	Title	Length of Service
Jerome J. Heppelmann, CFA	Portfolio Manager and Chief Information Officer, OMCAP Investors	Since March 2009
	Chief Executive Officer, Chief Information Officer, and Portfolio Manager, Liberty Ridge Capital	2006 – 2009
	Portfolio Manager, Liberty Ridge Capital	1999 – 2006

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Heitman REIT Fund

Morningstar Category:  Specialty – Real Estate

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with a high total return consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Service Fees	0.25%	None	None
Other Operating Expenses	0.48%	0.42%	0.32%
Total Other Expenses	0.73%	0.42%	0.32%
Total Annual Operating Expenses	1.63%	1.32%	1.22%
Expense (Reduction)/Recoupment	(0.13%)	(0.07%)	(0.27%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(1)	1.50%	1.25%	0.95%

(1)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50%, 1.25% and 0.95% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,048	$1,400	$2,388
Class Z	$127	$411	$716	$1,583
Institutional Class	$97	$360	$644	$1,454

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”).  Heitman Real Estate Securities LLC (“Heitman”), the Fund’s Sub-Adviser, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.  The equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.  Real estate industries are particularly sensitive to the following economic factors:  decreases in demand due to economic recessions; increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

REITs Risk.  REITs may expose the Fund to similar risks associated with direct investment in real estate.  REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders.

Table of Contents - Prospectus 1

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	24.90%
2001	10.41%
2002	2.60%
2003	36.24%
2004	34.96%
2005	12.32%
2006	31.96%
2007	(17.84%)
2008	(39.74%)
2009	26.58%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was 3.72%.

Best Quarter:	30.73%	9/30/09
Worst Quarter:	(40.90%)	12/31/08

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Wilshire US Real Estate Securities Index, an unmanaged index that provides a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts and Real Estate Operating Companies.  Sales loads are reflected in the performance table. *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Average Annual Total Returns as of December 31, 2009

				Past 10 Years or Life of Fund (whichever is less)*

	Inception Date	Past 1 Year	Past 5 Years

Class A	9/30/03
		18.67%	(2.87%)	3.79%
Before Taxes

Class Z	3/13/89

Before Taxes		26.58%	(1.47%)	9.22%

After Taxes on Distributions		25.18%	(3.92%)	6.27%

After Taxes on Distributions		17.01%	(1.61%)	6.94%
and Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		26.87%	N/A	(13.93%)

Wilshire US Real Estate Securities Index (float adjusted)

(Reflects No Deduction for		29.20%	(0.23%)	10.47%
Fees, Expenses or Taxes)

After-tax performance is shown for Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Heitman

Portfolio Managers:

Name	Title	Length of Service
Michael K. Moran	Vice President and Assistant Portfolio Manager	Since July 2009
Timothy J. Pire, CFA	Managing Director and Lead Portfolio Manager	Since July 1999
Jeffrey D. Yurk	Vice President and Assistant Portfolio Manager	Since July 2009

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Large Cap Growth Fund

Morningstar Category:  Large Growth

INVESTMENT OBJECTIVE

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Service Fees	0.25%	None	None
Other Operating Expenses(1)	1.34%	0.70%	0.05%

Total Other Expenses	1.59%	0.70%	0.05%
Total Annual Operating Expenses	2.29%	1.40%	0.75%
Expense (Reduction)/Recoupment	(1.04%)	(0.40%)	0.15%
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.25%	1.00%	0.90%

(1)
Effective August 8, 2009, the Fund’s Management Fee was reduced from 0.85% to 0.70%.  Other Operating Expenses of Class A shares have been restated to reflect current fee amounts for registration fees.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and the Total Annual Operating Expenses shown in the Fees and Expenses Table do not correlate with the Ratios of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.25%, 1.00% and 0.90% for the Fund’s Class A, Class Z and Institutional Class shares, respectively.   The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,155	$1,640	$2,973
Class Z	$102	$404	$728	$1,646
Institutional Class	$92	$288	$464	$975

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99.02% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects.  For purposes of this Fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index.  The market capitalization of the companies in the Fund’s portfolio and the Russell 1000 Growth Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range.  Equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk.  The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.”  The Fund may also invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund.  The Fund’s share prices may also be more volatile than those of diversified funds.

Table of Contents - Prospectus 1

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  Prior to January 1, 2006, the Fund was managed by an investment adviser different than the Fund’s current Adviser and Sub-Advisers.  In addition, prior to February 10, 2007 and August 8, 2009, the Fund was co-managed by sub-advisers other than Ashfield Capital Partners, LLC (“Ashfield”), and as a result, the Fund’s performance prior to these dates may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	(22.08%)
2001	(35.36%)
2002	(31.43%)
2003	32.95%
2004	7.41%
2005	5.33%
2006	7.68%
2007	22.17%
2008	(48.33%)
2009	36.31%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was (7.22%).

Best Quarter:	19.29%	3/31/00
Worst Quarter:	(33.11%)	12/31/00

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Russell 1000 Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  Sales loads are reflected in the performance table. *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Table of Contents - Prospectus 1

Average Annual Total Returns as of December 31, 2009

				Past
				10 Years or
	Inception Date	Past 1 Year	Past 5 Years	Life of Fund (whichever is less)*

Class A	9/30/03

Before Taxes		28.21%	(1.92%)	1.30%

Class Z	11/29/96

Before Taxes		36.31%	(0.49%)	(7.05%)

After Taxes on Distributions		36.14%	(0.51%)	(7.47%)

After Taxes on Distributions		23.60%	(0.43%)	(5.75%)
and Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		36.55%	N/A	(5.03%)

Russell 1000 Growth Index

(Reflects No Deduction for		37.21%	1.63%	(3.99%)
Fees, Expenses or Taxes)

After-tax performance is shown for Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Ashfield

Portfolio Managers:

Name	Title	Length of Service
Bradley J. Fretz	Portfolio Manager/Analyst	Since 1989
Peter A. Johnson	Portfolio Manager/Analyst	Since 1994
J. Stephen Lauck, CFA	President, CEO and Portfolio Manager/Analyst	Since 1984
Marc W. Lieberman, CFA	Portfolio Manager/Analyst	Since 2002
J. Stephen Thornborrow	Portfolio Manager/Analyst	Since 1984

Table of Contents - Prospectus 1

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

 Old Mutual Strategic Small Company Fund

Morningstar Category:  Small Growth

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Service Fees	0.25%	None	None
Other Operating Expenses(1)	1.98%	0.79%	0.19%

Total Other Expenses	2.23%	0.79%	0.19%
Total Annual Operating Expenses	3.18%	1.74%	1.14%
Expense (Reduction)/Recoupment	(1.63%)	(0.44%)	(0.09%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.55%	1.30%	1.05%

(1)
Other Operating Expenses of Class A shares have been restated to reflect current fee amounts for registration fees.  As a result, the Total Annual Operating Expenses shown in the Fees and Expenses Table does not correlate with the Ratio of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.55%, 1.30% and 1.05% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,320	$1,941	$3,605
Class Z	$132	$504	$902	$2,014
Institutional Class	$107	$353	$618	$1,378

Please refer to the "Management Fees” section of the statutory prospectus for a discussion of expense limitation arrangements that impact the expenses in the Example.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 171.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies.  For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Growth Index.  The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Growth Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics.  Equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize a Sub-Adviser’s determination of an investment’s value or a Sub-Adviser may misgauge that value.

Small Company Risk.  The Fund invests primarily in small-cap companies.  While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

Table of Contents - Prospectus 1

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisers different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund.  In addition, prior to February 28, 2009, the Fund was co-managed by a sub-adviser other than Ashfield Capital Partners, LLC (“Ashfield”), and as a result, the Fund’s performance prior to these dates may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	11.89%
2001	(9.97%)
2002	(33.31%)
2003	47.21%
2004	11.21%
2005	5.81%
2006	11.47%
2007	12.20%
2008	(40.62%)
2009	26.94%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was (4.03%).

Best Quarter:	25.57%	6/30/03
Worst Quarter:	(23.18%)	9/30/01

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Russell 2000 Growth Index, a widely recognized, unmanaged index that measures the performance of the small cap growth segment of the U.S. equity universe.  The Russell 2000 Growth Index includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.  Sales loads are reflected in the performance table. *Index return is for the past 10 years.  (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Average Annual Total Returns as of December 31, 2009

				Past 10 Years or Life of Fund (whichever is less)*

	Inception Date	Past 1 Year	Past 5 Years

Class A	7/1/03

Before Taxes		19.41%	(1.45%)	2.66%

Class Z	12/31/96

Before Taxes		26.94%	(0.05%)	0.93%

After Taxes on Distributions		26.83%	(1.98%)	(0.50%)

After Taxes on Distributions
and Sale of Fund Shares		17.51%	(0.39%)	0.40%

Institutional Class	12/20/06

Before Taxes		27.29%	N/A	(5.07%)

Russell 2000 Growth Index

(Reflects No Deduction for		34.47%	0.87%	(1.37%)
Fees, Expenses or Taxes)

After-tax performance is shown for Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:	Ashfield; Copper Rock Capital Partners, LLC (“Copper Rock”); and Eagle Asset Management, Inc. (“Eagle”)

Portfolio Managers:

Name	Title	Length of Service
Ashfield:
Bradley J. Fretz	Portfolio Manager/Analyst	Since 1989
Jeffrey A. Johnson, CFA	Portfolio Manager/Analyst	Since 2010
	Associate Portfolio Manager/Analyst	2004 - 2010
Peter A. Johnson	Portfolio Manager/Analyst	Since 1994
J. Stephen Thornborrow	Portfolio Manager/Analyst	Since 1984
Copper Rock:
David Cavanaugh	Partner	Since 2006
	Portfolio Manager	Since 2008
Greg Poulos, CFA	Assistant Portfolio Manager	Since 2008
Tucker Walsh	Chief Executive Officer and Head of Portfolio Management	Since 2005
Eagle:
Todd McCallister, Ph.D., CFA	Senior Vice President, Managing Director and Portfolio Manager	Since 2002
Stacey Serafini Thomas, CFA	Vice President	Since 2001
	Portfolio Manager	Since 2005

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual TS&W Mid-Cap Value Fund

Morningstar Category:  Mid-Cap Value

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses
Other Operating Expenses	0.74%	0.43%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Other Expenses	0.75%	0.44%	0.12%
Total Annual Operating Expenses(1)	1.95%	1.39%	1.07%
Expense (Reduction)/Recoupment	(0.54%)	(0.26%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.41%	1.13%	1.01%

(1)
Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,102	$1,519	$2,678
Class Z	$115	$414	$735	$1,645
Institutional Class	$103	$334	$584	$1,300

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics.  For purposes of this Fund, mid-cap companies are those companies with market capitalizations similar to the companies in the Russell Midcap® Value Index.  The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap Value Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The securities held in the Fund are primarily common stocks that Thompson Siegel & Walmsley, LLC (“TS&W”), the Fund’s Sub-Adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Table of Contents - Prospectus 1

Small and Mid-Cap Company Risk.  The Fund primarily invests in mid-cap companies and also may invest in small-cap companies.  While small-cap companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.  Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.  In addition, the Fund’s value approach carries the risks that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class A shares.  Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower.  Performance for Class Z and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class A Shares

2008	(35.24%)
2009	24.25%

The Fund’s Class A shares year-to-date return as of June 30, 2010 was (5.66%).

Best Quarter:	15.62%	9/30/09
Worst Quarter:	(21.16%)	12/31/08

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Russell Midcap Value Index, a widely recognized, unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.  Sales loads are reflected in the performance table. (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Table of Contents - Prospectus 1

Average Annual Total Returns as of December 31, 2009

				Life of Fund
	Inception (or “as of”) Date	Past 1 Year	Past 5 Years

Class A	6/4/07

Before Taxes		17.17%	N/A	(11.88%)

After Taxes on Distributions		17.09%	N/A	(11.98%)

After Taxes on Distributions and		11.16%	N/A	(10.00%)
Sale of Fund Shares

Class Z	12/9/08

Before Taxes		24.79%	N/A	26.81%

Institutional Class	6/4/07

Before Taxes		24.72%	N/A	(9.44%)

Russell Midcap Value Index	6/4/07

(Reflects No Deduction for Fees, Expenses or Taxes)		34.21%	N/A	(11.85%)

After-tax performance is shown for the Fund’s Class A shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           TS&W

Portfolio Managers:

Name	Title	Length of Service
Brett P. Hawkins, CFA	Co-Portfolio Manager	Since 2007
John S. Pickler, CFA	Co-Portfolio Manager	Since 2007

Table of Contents - Prospectus 1

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

 Old Mutual TS&W Small Cap Value Fund

Morningstar Category:  Small Blend

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	None	None
Other Expenses
Service Fees	0.25%	None	None
Other Operating Expenses	0.22%	0.30%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Other Expenses	0.48%	0.31%	0.17%
Total Annual Operating Expenses(1)	1.48%	1.31%	1.17%
Expense (Reduction)/Recoupment	0.03%	(0.05%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment (2)	1.51%	1.26%	1.11%

(1)
Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50%,  1.25% and 1.10% for the Fund’s Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1,025	$1,345	$2,251
Class Z	$128	$410	$713	$1,574
Institutional Class	$113	$366	$639	$1,415

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.  For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Value Index.  The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Value Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The securities held in the Fund are primarily common stocks that Thompson Siegel & Walmsley, LLC (“TS&W”), the Fund’s Sub-Adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser’s determination of an investment’s value or the Sub-Adviser may misgauge that value.

Small Company Risk.  The Fund invests primarily in small-cap companies.  While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Table of Contents - Prospectus 1

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  Prior to July 25, 2003, the Class Z shares of the Fund were known as the TS&W Small Cap Value Fund, LLC.  On July 25, 2003, the Fund acquired the assets of the TS&W Small Cap Value Fund, LLC (“Predecessor Fund”).    The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, and the Fund’s performance prior to July 25, 2003 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2001	17.63%
2002	(0.86%)
2003	43.24%
2004	30.60%
2005	8.43%
2006	19.51%
2007	1.36%
2008	(32.38%)
2009	20.83%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was (4.43%).

Best Quarter:	18.82%	6/30/03
Worst Quarter:	(24.43%)	12/31/08

The following table provides average annual total return information for the Fund’s Class A, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Russell 2000 Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000 Value Index with lower price-to-book ratios and lower forecasted growth values.  Sales loads are reflected in the performance table. (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Table of Contents - Prospectus 1

Average Annual Total Returns as of December 31, 2009

	Inception (or “as of”) Date	Past 1 Year	Past 5 Years	Life of Fund

Class A	7/31/03

Before Taxes		13.49%	(0.02%)	7.39%

Class Z	7/31/00

Before Taxes		20.83%	1.42%	11.42%

After Taxes on Distributions^		20.74%	(0.23%)	N/A

After Taxes on Distributions and		13.53%	1.21%	N/A
Sale of Fund Shares^

Institutional Class	12/09/08

Before Taxes		20.86%	N/A	23.69%

Russell 2000 Value Index	7/31/00

(Reflects No Deduction for		20.58%	(0.01%)	7.77%
Fees, Expenses or Taxes)

^The Life of Fund returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Predecessor Fund as the Predecessor Fund was not registered under the 1940 Act and, unlike a registered investment company, was not required to make distributions.  The average annual total returns of the Class Z shares Before Taxes, After Taxes on Distributions, and After Taxes on Distributions and Sale of Fund Shares from July 25, 2003 (the date the Fund acquired the Predecessor Fund) to December 31, 2009, were 8.73%, 7.27%, and 7.62%, respectively.

After-tax performance is shown for the Fund’s Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           TS&W

Portfolio Managers:

Name	Title	Length of Service
Frank H. Reichel III, CFA	Chief Investment Officer	Since 2007
	Portfolio Manager	Since 2000

Table of Contents - Prospectus 1

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Barrow Hanley Core Bond Fund

Morningstar Category:  U.S. Fixed Income

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEES AND EXPENSES TABLE

Institutional Class
Shareholder Fees
(fees paid directly from your investment)
Short Term Redemption/Exchange Fee	2.00%
(as a percentage of amount redeemed or exchanged0

Maximum Account Fee	$12.00
(assessed annually on certain accounts under $1,000)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses
Other Operating Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Other Expenses	0.19%
Total Annual Operating Expenses(1)	0.79%
Expense (Reduction)/Recoupment	(0.08%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment (2)	0.71%

(1)
Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement, which extends through December 31, 2011, to reimburse expenses incurred by the Institutional Class of the Fund to the extent necessary to limit class expenses and Fund level expenses so that annual fund operating expenses do not exceed 0.70% for Institutional Class shares of the Fund.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$73	$245	$431	$970

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities of varying maturities.  Fixed income securities may include U.S. government securities, including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities.  The Fund’s investments in U.S. government securities include securities issued by or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as “instrumentalities.”  The Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations.  The Fund also may invest up to 20% of its total assets in non-investment grade securities or, if unrated, securities determined by Barrow Hanley to be of comparable quality.

The Fund has no limitations on the range of maturities of the fixed income securities in which it can invest and, therefore, may hold bonds with short-, medium-, or long-term maturities.  Barrow Hanley will generally maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays Capital U.S. Aggregate Bond Index.  Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley”) will attempt to maintain an overall weighted average portfolio credit quality at a rating of “AA” (or equivalent) or higher from any nationally recognized statistical rating organization (“NRSRO”).

Table of Contents - Prospectus 1

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Interest Rate Risk.  When interest rates change, the value of the Fund’s holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk.  The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities.  These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund’s ability to sell these securities (liquidity risk).  High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders.  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.  Prices of high yield bonds are subject to extreme price fluctuations.  Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

Table of Contents - Prospectus 1

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.

Year-by-Year Total Returns through December 31, 2009 – Institutional Class Shares

2008	5.26%
2009	11.20%

The Fund’s Institutional Class shares year-to-date return as of June 30, 2010 was 4.99%.

Best Quarter:	4.97%	9/30/09
Worst Quarter:	(1.24%)	6/30/08

The table below compares the average annual total return information for the Fund’s Institutional Class shares to the Barclays Capital U.S. Aggregate Bond Index (the “Index”), a widely recognized, unmanaged index that measures U.S. dollar-denominated, investment grade, fixed-rate, taxable bond market of securities registered with the Securities and Exchange Commission.  The Index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed, asset-backed, and commercial mortgage-backed sectors.

Average Annual Total Returns as of December 31, 2009

	Inception (or “as of”) Date	Past 1 Year	Past 5 Years	Life of Fund

Institutional Class	11/19/07

Before Taxes		11.20%	N/A	8.26%

After Taxes on Distributions		8.65%	N/A	6.00%

After Taxes on Distributions and		7.32%	N/A	5.74%
Sale of Fund Shares

Barclays Capital U.S. Aggregate Bond Index	11/19/07

(Reflects No Deduction for		5.93%	N/A	5.74%
Fees, Expenses or Taxes)

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Barrow Hanley

Portfolio Managers:

Name	Title	Length of Service
David R. Hardin	Principal and Portfolio Manager	Since 1987
Mark C. Luchsinger, CFA	Principal and Portfolio Manager	Since 1998
J. Scott McDonald, CFA	Principal and Portfolio Manager	Since 1998
Deborah A. Petruzzelli	Principal and Portfolio Manager	Since 2004
John S. Williams, CFA	Principal and Portfolio Manager	Since 1983

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Cash Reserves Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.  More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	Not Applicable	Not Applicable
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.18%	0.18%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Operating Expenses	1.81%	0.70%
Total Annual Operating Expenses	2.24%	0.88%
Expense (Reduction)/Recoupment	(1.69%)	(0.58%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment (2)	0.55%	0.30%
(1)

Effective following the close of business on March 12, 2010 the Fund’s Management Fee was reduced from 0.40% to 0.18%.  As a result, the expense information in the Fees and Expenses Table has been restated to reflect current fees and the Total Annual Operating Expenses shown in the Fees and Expenses Table do not correlate with the Ratios of Gross Expenses to Average Net Assets shown in the Financial Highlights.

(2)           These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 0.55% and 0.30% for Class A shares and Class Z shares, respectively.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$56	$537	$1,044	$2,441
Class Z	$31	$223	$431	$1,032

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality.  The Fund’s holdings are primarily corporate debt obligations, asset-backed commercial paper, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks that Dwight Asset Management Company LLC (“Dwight”), the Fund’s Sub-Adviser, believes offer the most attractive income potential without undue risk.

Under normal market conditions, the Fund will invest more than 25% of its total assets in domestic bank obligations or obligations issued by U.S. branches of foreign banks.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk.  When interest rates change, the value of the Fund’s holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Table of Contents - Prospectus 1

Counter-Party Risk.  Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

Market Risk.  Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.  Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

Inflation Risk.  Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.

Industry and Sector Risk.  Because the Fund normally focuses its investments more in the financial services industry than other industries, factors influencing the stability of that industry could have a significant negative effect on the Fund’s performance.  These factors may include economic trends, government action, changes in interest rates, as well as the availability and cost of capital funds

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  Prior to March 12, 2010, the Fund was managed by a sub-adviser other than Dwight.  As a result, the Fund’s performance prior to this date may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for Institutional Class shares, presented by separate prospectus, will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	5.96%
2001	3.58%
2002	1.11%
2003	0.40%
2004	0.54%
2005	2.45%
2006	4.36%
2007	4.57%
2008	2.12%
2009	0.23%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was 0.02%.

Best Quarter:	1.55%	9/30/00
Worst Quarter:	0.03%	6/30/09

Table of Contents - Prospectus 1

The table below provides average annual total return information for the Fund’s Class A and Class Z Shares.  Institutional Class shares of the Fund are presented by separate prospectus.  The Fund’s average annual total return is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments.  Sales loads are reflected in the performance table. *Index return is for the past 10 years.  The information for Class A and Class Z shares has been combined into a single prospectus for the first time.

Average Annual Total Returns as of December 31, 2009

	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years or Life of Fund (whichever is less)*

Class A	6/04/07

Before Taxes		0.19%	N/A	1.70%

Class Z	4/04/95

Before Taxes		0.23%	2.73%	2.51%

Lipper Money Market Funds Average

(Reflects No Deduction for		0.17%	2.66%	2.47%
Fees, Expenses or Taxes)

To obtain information about the Fund’s current yield, call 888-772-2888.

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Dwight

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Table of Contents - Prospectus 1

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Dwight High Yield Fund

Morningstar Category:  High Yield Bond

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with a high level of current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEES AND EXPENSES TABLE

Institutional Class
Shareholder Fees
(fees paid directly from your investment)
Short Term Redemption/Exchange Fee	2.00%
(as a percentage of amount redeemed or exchanged)

Maximum Account Fee	$12.00
(assessed annually on certain accounts under $1,000)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses
Other Operating Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Other Expenses	0.35%
Total Annual Operating Expenses(1)	1.05%
Expense (Reduction)/Recoupment	(0.24%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	0.81%

(1)
Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 0.80% for Institutional Class shares of the Fund.  The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$83	$311	$557	$1,261

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 292.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset backed securities, income-producing convertible securities, and preferred stocks.  The Fund may invest in unrated securities deemed by the Sub-Adviser to be below investment grade.

The Fund may invest up to 30% of its assets in U.S. dollar denominated foreign debt obligations.  The Fund may also invest in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls.  The Sub-Adviser seeks to maintain a minimum average credit quality for the Fund’s investments at a rating of “B” (or equivalent) or higher from any NRSRO.  The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Corporate High-Yield Bond Index.

Table of Contents - Prospectus 1

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Counterparty Risk.  The Fund will enter into derivative instruments such as swap transactions with counterparties, the terms of which will extend beyond standard settlement.  The counterparties’ ability to perform their obligations in connection with the swap transactions and other similar derivative instruments is dependent upon their sustained credit quality.

High Yield Risk.  The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities.  These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund’s ability to sell these securities (liquidity risk).  High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders.  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.  Prices of high yield bonds are subject to extreme price fluctuations.  Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Liquidity Risk.  The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell lower-quality debt securities.

Interest Rate Risk.  When interest rates change, the value of the Fund’s holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

Table of Contents - Prospectus 1

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.

Year-by-Year Total Returns through December 31, 2009 – Institutional Class Shares

2008	(15.70%)
2009	60.00%

The Fund’s Institutional Class shares year-to-date return as of June 30, 2010 was 4.83%.

Best Quarter:	24.95%	6/30/09
Worst Quarter:	(10.60%)	12/31/08

The table below compares the average annual total return information for the Fund’s Institutional Class shares to the Barclays Capital U.S. Corporate High-Yield Bond Index, a widely recognized, unmanaged index that measures U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.  Securities are classified as high-yield (Ba1, BB+, BB+ or below) using the middle rating of Moody’s, Fitch and S&P, respectively.

Average Annual Total Returns as of December 31, 2009

	Inception (or “as of”) Date	Past 1 Year	Past 5 Years	Life of Fund

Institutional Class	11/19/07

Before Taxes		60.00%	N/A	15.30%

After Taxes on Distributions		52.04%	N/A	10.46%

After Taxes on Distributions and		38.22%	N/A	9.95%
Sale of Fund Shares

Barclays Capital U.S. Corporate High-Yield Bond Index	11/19/07

(Reflects No Deduction for		58.21%	N/A	8.10%
Fees, Expenses or Taxes)

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Dwight Asset Management Company LLC (“Dwight”)

Portfolio Managers:

Name	Title	Length of Service
Edward B. Meigs, CFA	Senior Vice President and Portfolio Manager	Since 2001
Sean M. Slein, CFA	Vice President and Portfolio Manager	Since 2001
	Senior Vice President and Portfolio Manager	Since 2010

PURCHASE AND SALE OF FUND SHARES

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

Old Mutual Dwight Intermediate Fixed Income Fund

Morningstar Category:  Intermediate-Term Bond

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with a high level of current income consistent with relative stability of principal.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price )	None	1.00%	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	None	0.75%	None	None
Other Expenses
Service Fees	0.25%	0.25%	None	None
Other Operating Expenses	0.30%	0.34%	0.34%	0.21%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Other Expenses	0.57%	0.61%	0.36%	0.23%
Total Annual Operating Expenses(1)	1.02%	1.81%	0.81%	0.68%
Expense (Reduction)/Recoupment	(0.17%)	(0.21%)	(0.21%)	(0.16%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	0.85%	1.60%	0.60%	0.52%

(1)
Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 0.83%, 1.58%, 0.58% and 0.50%  for Class A, Class C, Class Z and Institutional Class shares, respectively.    The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$558	$768	$996	$1,649
Class C	$263	$549	$960	$2,109
Class Z	$61	$237	$429	$982
Institutional Class	$53	$202	$363	$833

You may pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$163	$549	$960	$2,109

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 456.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities.  The Fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities.  The Fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls.  The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Intermediate Aggregate Bond Index.  The Fund’s dollar weighted average maturity will typically be between 3 and 10 years.

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Table of Contents - Prospectus 1

Interest Rate Risk.  When interest rates change, the value of the Fund’s holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk.  The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities.  These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund’s ability to sell these securities (liquidity risk).  High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders.  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.  Prices of high yield bonds are subject to extreme price fluctuations.  Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares.  Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2004	5.17%
2005	2.69%
2006	4.43%
2007	5.30%
2008	3.26%
2009	10.05%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was 3.95%.

Best Quarter:	3.86%	9/30/09
Worst Quarter:	(0.74%)	6/30/07

The following table provides average annual total return information for the Fund’s Class A, Class C, Class Z and Institutional Class shares.  The Fund’s performance is compared to the Barclays Capital U.S. Intermediate Aggregate Bond Index, a widely recognized, unmanaged index of fixed income securities with medium term durations.  Sales loads are reflected in the performance table. (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Table of Contents - Prospectus 1

Average Annual Total Returns as of December 31, 2009

	Inception (or “as of”) Date	Past 1 Year	Past 5 Years	Life of Fund

Class A	7/31/03

Before Taxes		4.51%	3.86%	4.52%

Class C	7/31/03

Before Taxes		8.01%	4.09%	4.53%

Class Z	7/31/03

Before Taxes		10.05%	5.11%	5.56%

After Taxes on Distributions		8.17%	3.28%	3.70%

After Taxes on Distributions and		6.50%	3.30%	3.67%
Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		10.01%	N/A	6.30%

Barclays Capital U.S. Intermediate Aggregate Bond Index	7/31/03

(Reflects No Deduction for Fees,		6.46%	4.97%	4.94%
Expenses or Taxes)

After-tax performance is shown for the Fund’s Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Dwight Asset Management Company LLC (“Dwight”)

Portfolio Managers:

Name	Title	Length of Service
W. Frank Koster	Chief Investment Officer and Head of Structured Product at Dwight	Since 2009
Edwin A. Martin, CFA, FSA, MAAA	Senior Vice President and Head of Quantitative Analysis	Since 2007
Paul Norris	Senior Vice President and Sector Portfolio Manager	Since 2009
Derrick M. Wulf	Executive Vice President	Since 2010
	Senior Vice President	Since 2004
	Head of Interest Rate Positioning	Since 2009

Table of Contents - Prospectus 1

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares, Class C Shares, and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1

 Old Mutual Dwight Short Term Fixed Income Fund

Morningstar Category:  Short-Term Bond

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled “Investing in the Funds” in the Fund’s statutory prospectus, and in the section entitled “Purchase and Redemption of Shares” in the Fund’s statement of additional information.

FEES AND EXPENSES TABLE

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price )	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	1.00%	None	None
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	None	0.50%	None	None
Other Expenses
Service Fees	0.25%	0.25%	None	None
Other Operating Expenses	0.26%	0.30%	0.17%	0.28%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Other Expenses	0.53%	0.57%	0.19%	0.30%
Total Annual Operating Expenses(1)	0.98%	1.52%	0.64%	0.75%
Expense (Reduction)/Recoupment	(0.01%)	(0.05%)	0.08%	(0.18%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	0.97%	1.47%	0.72%	0.57%

(1)
Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2011 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 0.95%, 1.45%, 0.70% and 0.55%  for Class A, Class C, Class Z and Institutional Class shares, respectively.    The expense limitation agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

Table of Contents - Prospectus 1

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$396	$602	$825	$1,465
Class C	$250	$476	$824	$1,809
Class Z	$74	$231	$382	$823
Institutional Class	$58	$221	$399	$913

You may pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$150	$476	$824	$1,809

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 186.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s (“S&P”), Aaa by Moody’s Investor Service, Inc. (“Moody’s”) or deemed equivalent by Dwight Asset Management Company LLC (“Dwight”), the Fund’s Sub-Adviser.  The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s, or deemed equivalent by Dwight.

U.S. government obligations include Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury.  Other debt securities in which the Fund may invest include income producing securities such as U.S. corporate bonds, mortgage- and asset-backed securities, and bonds of dollar denominated foreign issuers.

The weighted average maturity of the Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s Sub-Adviser, but will typically be less than 3 years.  There are no limitations on the maturity of any individual issues in the Fund.

Table of Contents - Prospectus 1

PRINCIPAL RISKS

Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Interest Rate Risk.  When interest rates change, the value of the Fund’s holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index.  All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future.  On October 1, 2004, the Fund’s shareholders approved a change in the Fund’s investment goal and the Fund’s investment strategy was changed accordingly.  The Fund’s performance prior to October 1, 2004 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund’s Class Z shares, which have the longest performance record.  Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Table of Contents - Prospectus 1

Year-by-Year Total Returns through December 31, 2009 – Class Z Shares

2000	6.78%
2001	6.05%
2002	4.57%
2003	3.54%
2004	1.91%
2005	2.11%
2006	4.30%
2007	5.62%
2008	0.17%
2009	6.81%

The Fund’s Class Z shares year-to-date return as of June 30, 2010 was 1.80%.

Best Quarter:	2.15%	9/30/09
Worst Quarter:	(0.90%)	12/31/08

The following table provides average annual total return information for the Fund’s Class A, Class C, Class Z and Institutional Class shares.  The Fund’s performance is compared to the BofA Merrill Lynch 1-3 Year U.S. Treasuries Index, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years.  Sales loads are reflected in the performance table.  *Index return is for the past 10 years.

Annual Average Total Returns as of December 31, 2009

	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years or Life of Fund (whichever is less)*

Class A	7/1/03

Before Taxes		3.27%	2.56%	2.44%

Class C	7/1/03

Before Taxes		4.94%	3.00%	2.68%

Class Z^	8/31/99

Before Taxes		6.81%	3.77%	4.16%

After Taxes on Distributions		5.73%	2.53%	2.63%

After Taxes on Distributions and		4.41%	2.49%	2.63%
Sale of Fund Shares

Institutional Class	12/20/06

Before Taxes		6.99%	N/A	4.32%

BofA Merrill Lynch 1-3 Year US Treasury Index

(Reflects No Deduction for		0.78%	4.04%	4.48%
Fees, Expenses or Taxes)

^Data includes performance of a predecessor fund whose inception date was August 31, 1999.

After-tax performance is shown for Class Z shares.  After-tax performance for the Fund’s other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Table of Contents - Prospectus 1

MANAGEMENT

Investment Manager:                                                      Old Mutual Capital, Inc.

Investment Sub-Adviser:                                           Dwight

Portfolio Managers:

Name	Title	Length of Service
W. Frank Koster	Chief Investment Officer and Head of Structured Product at Dwight	Since 2009
Edwin A. Martin, CFA, FSA, MAAA	Senior Vice President and Head of Quantitative Analysis	Since 2007
Paul Norris	Senior Vice President and Sector Portfolio Manager	Since 2009
Derrick M. Wulf	Executive Vice President	Since 2010
	Senior Vice President	Since 2004
	Head of Interest Rate Positioning	Since 2009

PURCHASE AND SALE OF FUND SHARES

Minimum Investments Applicable to Class A Shares, Class C Shares, and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in the Fund.  Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in the Fund provided they sign a letter of intent, committing them to increase that investment to a minimum investment of $1 million in the Fund within twelve months.

The Fund’s distributor may waive the minimum initial investment amount at its discretion.  No minimum applies to subsequent purchases effected by dividend reinvestment.  Minimum initial investment means the net amount you invest in a Fund after the deduction of any applicable initial sales charge.

You may purchase or sell your shares of the Fund on any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account, or by contacting the Fund’s transfer agent at 888-772-2888. Your broker-dealer or financial institution may charge you a fee for this service.

TAX INFORMATION

The Fund’s distributions (other than a return of capital) generally are taxable to you as ordinary income, unless you are investing through a tax deferred arrangement such as a 401(k) plan or an IRA.

For important information about payments to broker dealers and other financial intermediaries, please turn to the section of the statutory prospectus entitled “More About the Funds”, beginning on page 56.

Table of Contents - Prospectus 1
 MORE ABOUT THE FUNDS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a mutual fund platform or a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Strategies and Risks

Each Fund seeks to achieve its investment objective through its principal investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries section of this prospectus (the “Prospectus”). This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The statement of additional information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.  The back cover of this Prospectus explains how you can get a copy of the SAI.

Analytic’s Investment Strategies – Old Mutual Analytic U.S. Long/Short Fund

Analytic selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model.  Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk.  Analytic begins the stock selection process by ranking stocks according to their one-month expected return.  Analytic then uses a process called “portfolio optimization” to select securities that it believes will:

•	Maximize expected return for the Fund;
•	Minimize expected volatility relative to its benchmark; and
•	Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors.  Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500 Index.  “Style neutral” means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization.  A fund is “sector neutral” when its exposure to specified economic sectors is similar to that of its investment universe.

Ashfield’s Investment Strategies – Old Mutual Large Cap Growth Fund and Old Mutual Strategic Small Company Fund

Old Mutual Large Cap Growth Fund

Ashfield believes that superior results and a high degree of consistency can best be achieved by investing in above average growth companies.  Ashfield relies on a team-based approach to implement its investment strategy, which strives to identify the factors that drive secular growth trends – be they economic, political, social or demographic – and concentrate portfolios in sectors that will benefit from secular growth trends.  The investment discipline therefore combines a top-down, thematic approach to identify the sectors enjoying above average secular growth, along with a bottom-up, fundamental assessment to individual stock selection.  This approach allows for investments to be made in businesses that are established and have enjoyed above average growth. Ashfield utilizes a four-step investment process to implement its investment strategy:

• Top-Down Thematic.  Ashfield seeks to identify sectors where positive change is occurring.  The leadership companies in these sectors often exhibit above average growth characteristics.

•
Quantitative.  Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks.  During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks.  Ashfield then ranks the refined universe of stock picks based on earnings.

•
Qualitative.  Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks.  Throughout this process, Ashfield identifies sectors of the economy that may exhibit above average long-term growth.

•	Construct Portfolio and Manage Risk. Ashfield constructs portfolios to ensure diversification and to manage risk, which is an essential component of the firm’s portfolio construction process.

Table of Contents - Prospectus 1

Old Mutual Strategic Small Company Fund

Ashfield relies on a team-based approach to implement its investment strategy.  Ashfield screens the small cap investment universe for companies with desired financial characteristics, including size and liquidity, price momentum, growth characteristics, and valuation.  By this method, the initial universe is efficiently narrowed down to a smaller universe of stocks.  This screened universe is then ranked by earnings criteria, which narrows the universe further to high quality growth companies with high success factors.  This screen and rank process efficiently identifies, for further fundamental research, a select universe of companies with a high probability of achieving above average returns.  Fundamental research focuses on identifying those investments that improve the risk/return characteristics of the portfolio.  A qualitative assessment of the company’s characteristics and growth prospects, as well as an analysis of the company’s income statement, balance sheet and accounting practices and concentrates on the following:

•	Assess uniqueness of company, market share and global positioning

•	Identify growth drivers and determine if catalysts exist for sustainable, above-average earnings growth

•	Analyze revenue and earnings growth rates, margin trends, ROEs and tax rates

•	Analyze financial statements, including forensic accounting review

•	Review valuation versus peer group

Barrow Hanley’s Investment Strategies – Old Mutual Barrow Hanley Value Fund and Old Mutual Barrow Hanley Core Bond Fund

Old Mutual Barrow Hanley Value Fund

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  Sector and industry weightings are a residual of its investment process.  Barrow Hanley expects to fully invest the assets of the Fund.  Consequently, cash reserves are normally expected to be less than 5% of the Fund’s total assets.

Old Mutual Barrow Hanley Core Bond Fund

Barrow Hanley’s investment strategy focuses on employing a bottom-up, duration-neutral, research-driven selection process to construct portfolios that beat the market by "out-yielding" the market, with lower volatility of return.  Barrow Hanley’s investment process begins with an analysis of the best potential return opportunities identified by its Relative Return Model. The model quantifies and ranks the total return potential of various sectors of the market over the next 12 months, assuming the prevailing yield to maturity relationships of the sector versus U.S. Treasuries revert to the historical average. The model's results then focus attention on individual security selection decisions. Barrow Hanley searches the eligible universe of corporate bonds, mortgage securities, and alternative U.S. government issues for those that have a yield to maturity advantage or "yield premium" versus the most recently issued Treasury of similar maturity. When bonds are identified as having an above average yield premium versus their historical range, Barrow Hanley’s focus shifts to an analysis of the factors impacting the yield premium that they can evaluate and understand. Barrow Hanley’s process seeks to translate the yield premium into a total return premium, regardless of the direction of interest rates.

Utilizing the full complement of Barrow Hanley's team of portfolio managers and analysts, their qualitative analysis evaluates the credit quality of corporate bonds for cash flow, earnings, and balance sheet fundamentals, as well as any supply/demand factors which will impact the future credit rating of the issuer and the yield premium. A significant focus in its credit research effort is identifying those credits that have a greater probability of ratings upgrades, and therefore greater return opportunity, while avoiding downgrades.

Table of Contents - Prospectus 1

For mortgage securities, a critical element in the evaluation of yield is the impact of embedded options and therefore potential price volatility. Barrow Hanley does not believe prepayment models alone are accurate enough to completely explain price volatility. The Sub-Adviser therefore enhances its understanding of the price sensitivity of mortgages through the use of "empirical effective duration" measures. By using the market's actual price volatility between mortgage and treasury securities as inputs, Barrow Hanley derives an empirical or observed duration, which improves their ability to measure how a given security or portfolio will respond to a change in interest rates.

Yield Curve positioning is important for its "roll down" effect when short rates are less than long rates, as is the traditional shape of the curve. Because investors are willing to pay a premium for the liquidity of the most recently issued Treasury in various maturities, older "off-the-run" issues of similar maturity typically offer an incremental yield advantage. Barrow Hanley uses a Treasury Curve Model to help identify those points along the curve that offer the best yield and return potential.

If a bond's current and projected fundamentals are sound, Barrow Hanley again uses the Relative Return Model to quantify the potential performance from a subsequent reduction or compression of the initial yield premium. This selection process seeks to translate the yield to maturity advantage into a total return advantage regardless of whether interest rates move up or down. The same decision-making process that identifies a security as a "buy" also forces a discipline to sell when the security is no longer undervalued or has returned to fair value.

Barrow Hanley does not attempt to time the direction of interest rates, as it is their contention that to do so assumes an undue level of risk and volatility that is not consistently rewarded. The Sub-Adviser therefore maintains fully invested, duration-neutral portfolios at all times. All portfolios are managed in a team approach, with investment strategy decisions resulting from a consensus of all fixed income professionals. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

Copper Rock’s Investment Strategies – Old Mutual Strategic Small Company Fund

Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes.  In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued.  Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position, and business strategy.  Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations.  Sector weights result from Copper Rock’s bottom-up stock selection process.

Dwight’s Investment Strategies – Old Mutual Cash Reserves Fund, Old Mutual Dwight High Yield Fund, Old Mutual Dwight Intermediate Fixed Income Fund and Old Mutual Dwight Short Term Fixed Income Fund

Old Mutual Cash Reserves Fund

Dwight monitors a wide range of economic and financial factors to evaluate the creditworthiness, liquidity and relative value of money market securities. Dwight’s disciplined investment process, which emphasizes proprietary fundamental research and risk management, is designed to seek money market securities that will provide a high degree of liquidity and attractive current income without jeopardizing the stability of the Fund’s share price.

Old Mutual Dwight High Yield Fund, Old Mutual Dwight Intermediate Fixed Income Fund and Old Mutual Dwight Short Term Fixed Income Fund

Dwight uses its own fundamental investment and credit research in selecting fixed income securities for a Fund’s portfolio.  Dwight selects securities through an active strategy focused primarily on relative yield, sector and asset class allocation, and duration management.  Dwight looks for relative value in certain parts of the yield curve and seeks to enhance yield through selective allocation among various asset classes.  Dwight also evaluates the potential performance of various market sectors and allocates investments among those sectors it believes will perform best.  Dwight also reviews individual securities to identify issuers and issues that it believes will add value to the portfolio.  Based on its interest rate outlook, Dwight may engage in duration management within a Fund’s overall limits.

Table of Contents - Prospectus 1

Eagle’s Investment Strategies –  Old Mutual Strategic Small Company Fund

Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth.  Eagle’s small-cap core investment strategy employs in-depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.

The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages.  Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.

Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting.  Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.

Heitman’s Investment Strategies – Old Mutual Heitman REIT Fund

Heitman pursues a growth at a reasonable price investment philosophy and seeks companies with strong growth in earnings and dividends, reasonable valuation metrics, and low risk to earnings and dividends. Most companies in the investable universe specialize in a particular property type such as office, retail, or apartments and some of these companies focus on a particular geographic region.

For each company in the investable universe, Heitman assesses real estate markets, property portfolio, balance sheet structure, growth strategies, and management quality to develop inputs for our security valuation models. Heitman uses a proprietary security valuation model to identify relative mispricings in the public market. Heitman also uses an intrinsic value model to assess the value of real estate owned. Heitman selects securities which are expected to deliver strong total returns and generally expects to hold between 30 and 50 securities.

OMCAP Investors Investment Strategies – Old Mutual Focused Fund

OMCAP Investors’ core investment process for the Old Mutual Focused Fund is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth.  These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.  The investment process for the Old Mutual Focused Fund (1) attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity; and (2) is based primarily on the belief that appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

TS&W’s Investment Strategies – Old Mutual TS&W Mid-Cap Value Fund and Old Mutual TS&W Small Cap Value Fund

Old Mutual TS&W Mid-Cap Value Fund

TS&W’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other mid-cap stocks and as compared to their industry or sector peers.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.  TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

Table of Contents - Prospectus 1

TS&W’s analysts also explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the portfolio are ranked daily and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the product meeting serving as a forum for the discussion of each existing stock’s place in the portfolio.

Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s small-cap value process utilizes analysts to explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the process are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of an existing stock’s place in the portfolio.

In addition to portfolio holdings derived from TS&W’s four-factor valuation screen and fundamental research described above, a portion of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure.  This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation screen and fundamental research.

More About Investment Strategies and Risks

Affiliated Money Market Funds.  The Funds maintain cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).  Each Fund invests its cash reserves in the Old Mutual Cash Reserves Fund, in accordance with applicable rules under the 1940 Act.

Foreign Securities.  While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities.  The Old Mutual Dwight High Yield Fund may invest up to 30% of its assets in foreign securities, the Old Mutual Barrow Hanley Core Bond Fund may invest up to 25% of its assets in foreign securities, and the Old Mutual Analytic U.S. Long/Short Fund may invest up to 20% of their assets in foreign securities.  The other Funds may invest up to 15% of their assets in foreign securities.  Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  Securities of issuers located in emerging markets may experience greater price volatility than those located in established markets.

ADRs.  The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs).  ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares.  ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets.  ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the U.S. and the risk that currency fluctuations may adversely affect the value of the ADR.  ADRs are not considered foreign securities for purposes of the limitations stated above under Foreign Securities.

Table of Contents - Prospectus 1

REITs.  A REIT is a separately managed trust that makes investments in various real estate businesses.  An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.  A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders.  A hybrid REIT combines the characteristics of equity and mortgage REITs.

The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes, tight credit markets, or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents.  The value of real property, and the REITs that invest in it, may decrease during periods of volatility in the credit markets.

REITs may expose a fund to similar risks associated with direct investment in real estate.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Fixed Income Securities.  While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, all the Funds may invest in investment grade fixed-income securities.  Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments.  Fixed income security prices fluctuate over time.  The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

A Fund’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  A change in interest rates will affect the value of a Fund’s fixed income investments.  Debt securities tend to move inversely with changes in interest rates.  For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities held by a Fund also fluctuates with the credit quality of the issuers of those securities.  A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt.  Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a Fund’s share price.

Changes in Debt Ratings.  If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

Fixed income securities may be issued by U.S. or non-U.S. corporate and government issuers.

Corporate Loans.  The Old Mutual Dwight High Yield Fund may invest in corporate loans.  Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure.  Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks.  As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. The corporate loans in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Securities That Are Not Readily Marketable.  Each Fund (other than the Old Mutual Cash Reserves Fund) may invest up to 15% of its net assets in securities that are “illiquid.”  The Old Mutual Cash Reserves Fund may invest up to 5% of its net assets in securities that are illiquid.  A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board of Trustees (the “Board”) of the Trust, certain restricted securities may be deemed liquid and will not be counted toward the 5% and 15% limits.

Table of Contents - Prospectus 1

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act and any rules, exemptive orders, no-action letters or interpretive guidance thereunder.  The Funds may invest any amount, pursuant to applicable rules under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act.  A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.  The fees payable by a Fund with respect to investment of its cash reserves in an affiliated or unaffiliated money market fund are included in the Acquired Fund Fees and Expenses in the Funds’ annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

Derivatives.  A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment.  Derivatives the Funds may use include, among others, futures contracts, credit default swaps, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts and foreign currencies.  The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective.  A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements.  The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.  Credit default swaps are a particular type of derivative that involve the risk that the creditworthiness of the company on which the swap is based is not correctly evaluated, which could result in a loss.

Temporary Defensive Investments.  In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions.  To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Build America Bonds.  The Dwight Short Term Fixed Income Fund and the Dwight Intermediate Fixed Income Fund may invest up to 10% of their net assets in Build America Bonds.  Build America Bonds (“BABs”) are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder. There are two types of BABs - Tax Credit BABs and Direct Payment BABs. Direct Payment BABs provide a federal subsidy of 35% of the interest paid on the bonds to the issuer. Tax Credit BABs provides a federal subsidy as a refundable tax credit directly to the bondholders. While the bondholder is the recipient of the tax credit through Tax Credit BABs, and the bond issuer is the recipient of the tax subsidy through Direct Payment BABs, both options reduce the cost of borrowing for the bond issuer in comparison to traditional taxable corporate bonds, and in many cases, it is more cost effective than issuing traditional tax-exempt bonds.

Treasury Inflation-Protected Securities.  The Dwight Short Term Fixed Income Fund and the Dwight Intermediate Fixed Income Fund may invest up to 10% of their net assets in inflation-protected securities.  Inflation-protected securities, such as Treasury Inflation-Protected Securities (“TIPS”), are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected securities.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Inflation-protected securities tend to react to changes in real interest rates.  In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall.  Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Table of Contents - Prospectus 1

TIPS, which are issued by the U.S. Treasury, use the Consumer Price Index for Urban Consumers (“CPI”) as the inflation measure. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the CPI.  When a TIPS matures, the holder is paid the adjusted principal or original principal, whichever is greater.  TIPS pay interest twice a year, at a fixed rate, which is determined by auction at the time the TIPS were issued.  The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Non-Fundamental Investment Policy

Each of the Old Mutual Focused Fund, Old Mutual Large Cap Growth Fund, Old Mutual Strategic Small Company Fund, Old Mutual TS&W Mid-Cap Value Fund and Old Mutual TS&W Small Cap Value Fund has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name.  Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

Sub-Adviser Allocations

For Funds that employ multiple Sub-Advisers, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate.  The investment mandate for the Old Mutual Strategic Small Company Fund provides that each Sub-Adviser will manage between 28% and 38% of the Fund’s assets.  Old Mutual Capital monitors the allocation of assets among the Sub-Advisers and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range.  Reallocation of assets are accomplished by allocating purchase or redemption proceeds to a particular Sub-Adviser and, if necessary, reallocating cash or securities to a particular Sub-Adviser.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings is available at oldmutualfunds.com and in the SAI.  The back cover of this Prospectus explains how you can get a copy of the SAI.

Market Capitalizations

Unless otherwise stated in a Fund’s Investment Approach, the Funds that primarily invest in small-cap companies will generally invest in companies with an average market capitalization below $2.3 billion, although a Fund may invest in companies outside this range.  The Funds that primarily invest in mid-cap companies will generally invest in companies with an average market capitalization between $2.3 billion and $12 billion and the Funds that primarily invest in large-cap companies will generally invest in companies with an average market capitalization above $12 billion, although a Fund may invest outside of these ranges.

Performance Examples

The following tables summarize the annual and cumulative impact of certain Funds’ fees and expenses on returns over a 10 year period.  The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.  Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of those stated in the Fees and Expenses Tables or the contractual fee waivers or expense reimbursements for the period of the contractual commitment.  Your actual costs may be higher or lower.  The tables also assume the reinvestment of all dividends and distributions.

Table of Contents - Prospectus 1

OLD MUTUAL ANALYTIC U.S. LONG/SHORT FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.53%	(2.48	) %	$9,752	$722
2	10.25%	1.97%	0.48%		$10,048	$195
3	15.76%	1.97%	3.52%		$10,352	$201
4	21.55%	1.97%	6.66%		$10,666	$207
5	27.63%	1.97%	9.89%		$10,989	$213
6	34.01%	1.97%	13.22%		$11,322	$220
7	40.71%	1.97%	16.65%		$11,665	$226
8	47.75%	1.97%	20.18%		$12,018	$233
9	55.13%	1.97%	23.82%		$12,382	$240
10	62.89%	1.97%	27.58%		$12,758	$248

Total Gain After Fees and Expenses					$2,758
Total Annual Fees & Expenses						$2,705

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.28%	3.72%	$10,372	$130
2	10.25%	1.28%	7.58%	$10,758	$135
3	15.76%	1.28%	11.58%	$11,158	$140
4	21.55%	1.23%	15.79%	$11,579	$140
5	27.63%	1.23%	20.15%	$12,015	$145
6	34.01%	1.23%	24.68%	$12,468	$151
7	40.71%	1.23%	29.38%	$12,938	$156
8	47.75%	1.23%	34.26%	$13,426	$162
9	55.13%	1.23%	39.32%	$13,932	$168
10	62.89%	1.23%	44.57%	$14,457	$175

Total Gain After Fees and Expenses				$4,457
Total Annual Fees & Expenses					$1,502

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.09%	3.91%	$10,391	$111
2	10.25%	1.18%	7.88%	$10,788	$125
3	15.76%	1.18%	12.00%	$11,200	$130
4	21.55%	1.18%	16.28%	$11,628	$135
5	27.63%	1.18%	20.72%	$12,072	$140
6	34.01%	1.18%	25.33%	$12,533	$145
7	40.71%	1.18%	30.12%	$13,012	$151
8	47.75%	1.18%	35.09%	$13,509	$156
9	55.13%	1.18%	40.25%	$14,025	$162
10	62.89%	1.18%	45.61%	$14,561	$169

Total Gain After Fees and Expenses				$4,561
Total Annual Fees & Expenses					$1,424

Table of Contents - Prospectus 1

OLD MUTUAL BARROW HANLEY VALUE FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.20%	(2.17	) %	$9,783	$690
2	10.25%	1.73%	1.03%		$10,103	$172
3	15.76%	1.73%	4.33%		$10,433	$178
4	21.55%	1.73%	7.75%		$10,775	$183
5	27.63%	1.73%	11.27%		$11,127	$189
6	34.01%	1.73%	14.91%		$11,491	$196
7	40.71%	1.73%	18.67%		$11,867	$202
8	47.75%	1.73%	22.55%		$12,255	$209
9	55.13%	1.73%	26.55%		$12,655	$215
10	62.89%	1.73%	30.69%		$13,069	$223
Total Gain After Fees and Expenses
					$3,069
Total Annual Fees and Expenses						$2,457

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	1.04%	8.17%	$10,817	$110
3	15.76%	1.04%	12.45%	$11,245	$115
4	21.55%	1.04%	16.91%	$11,691	$119
5	27.63%	1.04%	21.54%	$12,154	$124
6	34.01%	1.04%	26.35%	$12,635	$129
7	40.71%	1.04%	31.35%	$13,135	$134
8	47.75%	1.04%	36.55%	$13,655	$139
9	55.13%	1.04%	41.96%	$14,196	$145
10	62.89%	1.04%	47.58%	$14,758	$151

Total Gain After Fees and Expenses				$4,758
Total Annual Fees & Expenses					$1,263

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.85%	4.15%	$10,415	$87
2	10.25%	0.87%	8.45%	$10,845	$92
3	15.76%	0.87%	12.93%	$11,293	$96
4	21.55%	0.87%	17.59%	$11,759	$100
5	27.63%	0.87%	22.45%	$12,245	$104
6	34.01%	0.87%	27.51%	$12,751	$109
7	40.71%	0.87%	32.77%	$13,277	$113
8	47.75%	0.87%	38.26%	$13,826	$118
9	55.13%	0.87%	43.97%	$14,397	$123
10	62.89%	0.87%	49.91%	$14,991	$128

Total Gain After Fees and Expenses				$4,991
Total Annual Fees & Expenses					$1,070

Table of Contents - Prospectus 1

OLD MUTUAL FOCUSED FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.21%	(2.18	) %	$9,782	$691
2	10.25%	1.21%	1.53%		$10,153	$121
3	15.76%	1.21%	5.38%		$10,538	$125
4	21.55%	1.39%	9.18%		$10,918	$149
5	27.63%	1.39%	13.12%		$11,312	$155
6	34.01%	1.39%	17.21%		$11,721	$160
7	40.71%	1.39%	21.44%		$12,144	$166
8	47.75%	1.39%	25.82%		$12,582	$172
9	55.13%	1.39%	30.36%		$13,036	$178
10	62.89%	1.39%	35.07%		$13,507	$184

Total Gain After Fees and Expenses					$3,507
Total Annual Fees & Expenses						$2,101

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.96%	4.04%	$10,404	$98
2	10.25%	0.96%	8.24%	$10,824	$102
3	15.76%	0.96%	12.62%	$11,262	$106
4	21.55%	1.39%	16.68%	$11,668	$159
5	27.63%	1.39%	20.89%	$12,089	$165
6	34.01%	1.39%	25.26%	$12,526	$171
7	40.71%	1.39%	29.78%	$12,978	$177
8	47.75%	1.39%	34.47%	$13,447	$184
9	55.13%	1.39%	39.32%	$13,932	$190
10	62.89%	1.39%	44.35%	$14,435	$197

Total Gain After Fees and Expenses				$4,435
Total Annual Fees & Expenses					$1,549

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.81%	4.19%	$10,419	$83
2	10.25%	0.81%	8.56%	$10,856	$86
3	15.76%	0.81%	13.10%	$11,310	$90
4	21.55%	0.92%	17.72%	$11,772	$106
5	27.63%	0.92%	22.52%	$12,252	$111
6	34.01%	0.92%	27.52%	$12,752	$115
7	40.71%	0.92%	32.72%	$13,272	$120
8	47.75%	0.92%	38.14%	$13,814	$125
9	55.13%	0.92%	43.77%	$14,377	$130
10	62.89%	0.92%	49.64%	$14,964	$135

Total Gain After Fees and Expenses				$4,964
Total Annual Fees & Expenses					$1,101

Table of Contents - Prospectus 1

OLD MUTUAL HEITMAN REIT FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.50%	(2.45	) %	$9,755	$719
2	10.25%	1.63%	0.84%		$10,084	$162
3	15.76%	1.63%	4.23%		$10,423	$167
4	21.55%	1.63%	7.75%		$10,775	$173
5	27.63%	1.63%	11.38%		$11,138	$179
6	34.01%	1.63%	15.13%		$11,513	$185
7	40.71%	1.63%	19.01%		$11,901	$191
8	47.75%	1.63%	23.02%		$12,302	$197
9	55.13%	1.63%	27.17%		$12,717	$204
10	62.89%	1.63%	31.45%		$13,145	$211

Total Gain After Fees and Expenses					$3,145
Total Annual Fees & Expenses						$2,388

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.32%	7.57%	$10,757	$139
3	15.76%	1.32%	11.53%	$11,153	$145
4	21.55%	1.32%	15.63%	$11,563	$150
5	27.63%	1.32%	19.89%	$11,989	$155
6	34.01%	1.32%	24.30%	$12,430	$161
7	40.71%	1.32%	28.87%	$12,887	$167
8	47.75%	1.32%	33.61%	$13,361	$173
9	55.13%	1.32%	38.53%	$13,853	$180
10	62.89%	1.32%	43.63%	$14,363	$186

Total Gain After Fees and Expenses				$4,363
Total Annual Fees & Expenses					$1,583

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	1.22%	7.98%	$10,798	$129
3	15.76%	1.22%	12.06%	$11,206	$134
4	21.55%	1.22%	16.30%	$11,630	$139
5	27.63%	1.22%	20.70%	$12,070	$145
6	34.01%	1.22%	25.26%	$12,526	$150
7	40.71%	1.22%	29.99%	$12,999	$156
8	47.75%	1.22%	34.91%	$13,491	$162
9	55.13%	1.22%	40.01%	$14,001	$168
10	62.89%	1.22%	45.30%	$14,530	$174

Total Gain After Fees and Expenses				$4,530
Total Annual Fees & Expenses					$1,454

Table of Contents - Prospectus 1

OLD MUTUAL LARGE CAP GROWTH FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.25%	(2.22	) %	$9,778	$695
2	10.25%	2.29%	0.43%		$10,043	$227
3	15.76%	2.29%	3.16%		$10,316	$233
4	21.55%	2.29%	5.95%		$10,595	$239
5	27.63%	2.29%	8.82%		$10,882	$246
6	34.01%	2.29%	11.77%		$11,177	$253
7	40.71%	2.29%	14.80%		$11,480	$259
8	47.75%	2.29%	17.91%		$11,791	$266
9	55.13%	2.29%	21.11%		$12,111	$274
10	62.89%	2.29%	24.39%		$12,439	$281

Total Gain After Fees and Expenses					$2,439
Total Annual Fees & Expenses						$2,973

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.00%	4.00%	$10,400	$102
2	10.25%	1.40%	7.74%	$10,774	$148
3	15.76%	1.40%	11.62%	$11,162	$154
4	21.55%	1.40%	15.64%	$11,564	$159
5	27.63%	1.40%	19.80%	$11,980	$165
6	34.01%	1.40%	24.12%	$12,412	$171
7	40.71%	1.40%	28.59%	$12,859	$177
8	47.75%	1.40%	33.21%	$13,321	$183
9	55.13%	1.40%	38.01%	$13,801	$190
10	62.89%	1.40%	42.98%	$14,298	$197

Total Gain After Fees and Expenses				$4,298
Total Annual Fees & Expenses					$1,646
Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.90%	4.10%	$10,410	$92
2	10.25%	0.90%	8.37%	$10,837	$96
3	15.76%	0.90%	12.81%	$11,281	$100
4	21.55%	0.75%	17.61%	$11,761	$86
5	27.63%	0.75%	22.60%	$12,260	$90
6	34.01%	0.75%	27.81%	$12,781	$94
7	40.71%	0.75%	33.25%	$13,325	$98
8	47.75%	0.75%	38.91%	$13,891	$102
9	55.13%	0.75%	44.81%	$14,481	$106
10	62.89%	0.75%	50.97%	$15,097	$111

Total Gain After Fees and Expenses				$5,097
Total Annual Fees & Expenses					$975

Table of Contents - Prospectus 1

OLD MUTUAL STRATEGIC SMALL COMPANY FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.55%	(2.50	) %	$9,750	$724
2	10.25%	3.00%	(0.55	) %	$9,945	$295
3	15.76%	3.00%	1.44%		$10,144	$301
4	21.55%	3.00%	3.47%		$10,347	$307
5	27.63%	3.00%	5.54%		$10,554	$314
6	34.01%	3.00%	7.65%		$10,765	$320
7	40.71%	3.00%	9.80%		$10,980	$326
8	47.75%	3.00%	12.00%		$11,200	$333
9	55.13%	3.00%	14.24%		$11,424	$339
10	62.89%	3.00%	16.52%		$11,652	$346

Total Gain After Fees and Expenses					$1,652
Total Annual Fees & Expenses						$3,605

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.30%	3.70%	$10,370	$132
2	10.25%	1.74%	7.08%	$10,708	$183
3	15.76%	1.74%	10.57%	$11,057	$189
4	21.55%	1.74%	14.18%	$11,418	$196
5	27.63%	1.74%	17.90%	$11,790	$202
6	34.01%	1.74%	21.74%	$12,174	$208
7	40.71%	1.74%	25.71%	$12,571	$215
8	47.75%	1.74%	29.81%	$12,981	$222
9	55.13%	1.74%	34.04%	$13,404	$230
10	62.89%	1.74%	38.41%	$13,841	$237

Total Gain After Fees and Expenses				$3,841
Total Annual Fees & Expenses					$2,014

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.05%	3.95%	$10,395	$107
2	10.25%	1.14%	7.96%	$10,796	$121
3	15.76%	1.14%	12.13%	$11,213	$125
4	21.55%	1.14%	16.46%	$11,646	$130
5	27.63%	1.14%	20.95%	$12,095	$135
6	34.01%	1.14%	25.62%	$12,562	$141
7	40.71%	1.14%	30.47%	$13,047	$146
8	47.75%	1.14%	35.51%	$13,551	$152
9	55.13%	1.14%	40.74%	$14,074	$157
10	62.89%	1.14%	46.17%	$14,617	$164

Total Gain After Fees and Expenses				$4,617
Total Annual Fees & Expenses					$1,378

Table of Contents - Prospectus 1

OLD MUTUAL TS&W SMALL CAP VALUE FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.51%	(2.46	) %	$9,754	$720
2	10.25%	1.51%	0.94%		$10,094	$150
3	15.76%	1.51%	4.47%		$10,447	$155
4	21.55%	1.48%	8.14%		$10,814	$157
5	27.63%	1.48%	11.95%		$11,195	$163
6	34.01%	1.48%	15.89%		$11,589	$169
7	40.71%	1.48%	19.97%		$11,997	$175
8	47.75%	1.48%	24.19%		$12,419	$181
9	55.13%	1.48%	28.56%		$12,856	$187
10	62.89%	1.48%	33.09%		$13,309	$194

Total Gain After Fees and Expenses					$3,309
Total Annual Fees & Expenses						$2,251

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.26%	3.74%	$10,374	$128
2	10.25%	1.31%	7.57%	$10,757	$138
3	15.76%	1.31%	11.54%	$11,154	$144
4	21.55%	1.31%	15.65%	$11,565	$149
5	27.63%	1.31%	19.92%	$11,992	$154
6	34.01%	1.31%	24.35%	$12,435	$160
7	40.71%	1.31%	28.93%	$12,893	$166
8	47.75%	1.31%	33.69%	$13,369	$172
9	55.13%	1.31%	38.62%	$13,862	$178
10	62.89%	1.31%	43.74%	$14,374	$185

Total Gain After Fees and Expenses				$4,374
Total Annual Fees & Expenses					$1,574

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.11%	3.89%	$10,389	$113
2	10.25%	1.17%	7.87%	$10,787	$124
3	15.76%	1.17%	12.00%	$11,200	$129
4	21.55%	1.17%	16.29%	$11,629	$134
5	27.63%	1.17%	20.74%	$12,074	$139
6	34.01%	1.17%	25.37%	$12,537	$144
7	40.71%	1.17%	30.17%	$13,017	$149
8	47.75%	1.17%	35.16%	$13,516	$155
9	55.13%	1.17%	40.33%	$14,033	$161
10	62.89%	1.17%	45.71%	$14,571	$167

Total Gain After Fees and Expenses				$4,571
Total Annual Fees & Expenses					$1,415

Table of Contents - Prospectus 1

OLD MUTUAL CASH RESERVES FUND

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.55%	4.45%	$10,445	$56
2	10.25%	2.24%	7.33%	$10,733	$237
3	15.76%	2.24%	10.30%	$11,030	$244
4	21.55%	2.24%	13.34%	$11,334	$250
5	27.63%	2.24%	16.47%	$11,647	$257
6	34.01%	2.24%	19.68%	$11,968	$264
7	40.71%	2.24%	22.99%	$12,299	$272
8	47.75%	2.24%	26.38%	$12,638	$279
9	55.13%	2.24%	29.87%	$12,987	$287
10	62.89%	2.24%	33.45%	$13,345	$295

Total Gain After Fees and Expenses				$3,345
Total Annual Fees & Expenses					$2,441

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.30%	4.70%	$10,470	$31
2	10.25%	0.88%	9.01%	$10,901	$94
3	15.76%	0.88%	13.51%	$11,351	$98
4	21.55%	0.88%	18.18%	$11,818	$102
5	27.63%	0.88%	23.05%	$12,305	$106
6	34.01%	0.88%	28.12%	$12,812	$111
7	40.71%	0.88%	33.40%	$13,340	$115
8	47.75%	0.88%	38.89%	$13,889	$120
9	55.13%	0.88%	44.62%	$14,462	$125
10	62.89%	0.88%	50.58%	$15,058	$130

Total Gain After Fees and Expenses				$5,058
Total Annual Fees & Expenses					$1,032

Table of Contents - Prospectus 1

OLD MUTUAL DWIGHT INTERMEDIATE FIXED INCOME FUND

Class A Shares

	Initial Hypothetical $10,000 Investment				5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load		Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.85%	(0.80	) %	$9,920	$558
2	10.25%	1.02%	3.15%		$10,315	$103
3	15.76%	1.02%	7.26%		$10,726	$107
4	21.55%	1.02%	11.53%		$11,153	$112
5	27.63%	1.02%	15.96%		$11,596	$116
6	34.01%	1.02%	20.58%		$12,058	$121
7	40.71%	1.02%	25.38%		$12,538	$125
8	47.75%	1.02%	30.37%		$13,037	$130
9	55.13%	1.02%	35.56%		$13,556	$136
10	62.89%	1.02%	40.95%		$14,095	$141

Total Gain After Fees and Expenses					$4,095
Total Annual Fees & Expenses						$1,649

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.60%	3.40%	$10,340	$163
2	10.25%	1.81%	6.70%	$10,670	$190
3	15.76%	1.81%	10.10%	$11,010	$196
4	21.55%	1.81%	13.61%	$11,361	$202
5	27.63%	1.81%	17.24%	$11,724	$209
6	34.01%	1.81%	20.98%	$12,098	$216
7	40.71%	1.81%	24.84%	$12,484	$222
8	47.75%	1.81%	28.82%	$12,882	$230
9	55.13%	1.81%	32.93%	$13,293	$237
10	62.89%	1.81%	37.17%	$13,717	$244

Total Gain After Fees and Expenses				$3,717
Total Annual Fees & Expenses					$2,109

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.60%	4.40%	$10,440	$61
2	10.25%	0.81%	8.77%	$10,877	$86
3	15.76%	0.81%	13.33%	$11,333	$90
4	21.55%	0.81%	18.08%	$11,808	$94
5	27.63%	0.81%	23.03%	$12,303	$98
6	34.01%	0.81%	28.18%	$12,818	$102
7	40.71%	0.81%	33.55%	$13,355	$106
8	47.75%	0.81%	39.15%	$13,915	$110
9	55.13%	0.81%	44.98%	$14,498	$115
10	62.89%	0.81%	51.05%	$15,105	$120

Total Gain After Fees and Expenses				$5,105
Total Annual Fees & Expenses					$982

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.52%	4.48%	$10,448	$53
2	10.25%	0.68%	8.99%	$10,899	$73
3	15.76%	0.68%	13.70%	$11,370	$76
4	21.55%	0.68%	18.61%	$11,861	$79
5	27.63%	0.68%	23.74%	$12,374	$82
6	34.01%	0.68%	29.08%	$12,908	$86
7	40.71%	0.68%	34.66%	$13,466	$90
8	47.75%	0.68%	40.48%	$14,048	$94
9	55.13%	0.68%	46.55%	$14,655	$98
10	62.89%	0.68%	52.88%	$15,288	$102

Total Gain After Fees and Expenses				$5,288
Total Annual Fees & Expenses					$833

Table of Contents - Prospectus 1

OLDMUTUAL DWIGHT SHORT TERM FIXED INCOME FUND

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.97%	0.91%	$10,091	$396
2	10.25%	0.98%	4.97%	$10,497	$101
3	15.76%	0.98%	9.19%	$10,919	$105
4	21.55%	0.98%	13.57%	$11,357	$109
5	27.63%	0.98%	18.14%	$11,814	$114
6	34.01%	0.98%	22.89%	$12,289	$118
7	40.71%	0.98%	27.83%	$12,783	$123
8	47.75%	0.98%	32.97%	$13,297	$128
9	55.13%	0.98%	38.31%	$13,831	$133
10	62.89%	0.98%	43.87%	$14,387	$138

Total Gain After Fees and Expenses				$4,387
Total Annual Fees & Expenses					$1,465

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	1.47%	3.53%	$10,353	$150
2	10.25%	1.52%	7.13%	$10,713	$160
3	15.76%	1.52%	10.86%	$11,086	$166
4	21.55%	1.52%	14.72%	$11,472	$171
5	27.63%	1.52%	18.71%	$11,871	$177
6	34.01%	1.52%	22.84%	$12,284	$184
7	40.71%	1.52%	27.12%	$12,712	$190
8	47.75%	1.52%	31.54%	$13,154	$197
9	55.13%	1.52%	36.12%	$13,612	$203
10	62.89%	1.52%	40.86%	$14,086	$211

Total Gain After Fees and Expenses				$4,086
Total Annual Fees & Expenses					$1,809

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.72%	4.28%	$10,428	$74
2	10.25%	0.72%	8.74%	$10,874	$77
3	15.76%	0.72%	13.40%	$11,340	$80
4	21.55%	0.64%	18.34%	$11,834	$74
5	27.63%	0.64%	23.50%	$12,350	$77
6	34.01%	0.64%	28.89%	$12,889	$81
7	40.71%	0.64%	34.51%	$13,451	$84
8	47.75%	0.64%	40.37%	$14,037	$88
9	55.13%	0.64%	46.49%	$14,649	$92
10	62.89%	0.64%	52.88%	$15,288	$96

Total Gain After Fees and Expenses				$5,288
Total Annual Fees & Expenses					$823

Institutional Class Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses

1	5.00%	0.57%	4.43%	$10,443	$58
2	10.25%	0.75%	8.87%	$10,887	$80
3	15.76%	0.75%	13.50%	$11,350	$83
4	21.55%	0.75%	18.32%	$11,832	$87
5	27.63%	0.75%	23.35%	$12,335	$91
6	34.01%	0.75%	28.59%	$12,859	$94
7	40.71%	0.75%	34.05%	$13,405	$98
8	47.75%	0.75%	39.75%	$13,975	$103
9	55.13%	0.75%	45.69%	$14,569	$107
10	62.89%	0.75%	51.88%	$15,188	$112

Total Gain After Fees and Expenses				$5,188
Total Annual Fees & Expenses					$913

Table of Contents - Prospectus 1

 THE INVESTMENT ADVISER & SUB-ADVISERS

The Investment Adviser

Old Mutual Capital, located at 4643 S. Ulster Street, Suite 700, Denver, Colorado 80237, is the investment adviser for each Fund.  Old Mutual Capital was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.  Old Mutual Capital managed approximately $2.6 billion in mutual fund assets as of March 31, 2010.  OMCAP Investors, located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, provides investment advisory services to the Old Mutual Focused Fund. OMCAP Investors is a division of Old Mutual Capital, and provides investment advisory services pursuant to the management agreement between Old Mutual Funds II, on behalf of the Old Mutual Focused Fund, and Old Mutual Capital.  OMCAP Investors provides portfolio management services to the Old Mutual Focused Fund only.

As investment adviser, Old Mutual Capital manages and supervises the investments of the Funds, and oversees the investment decisions made by the Sub-Advisers for the Funds and OMCAP Investors, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers and OMCAP Investors.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.

Old Mutual Capital and the Trust have applied to the SEC for an exemptive order granting exemptions from certain provisions of the 1940 Act, pursuant to which Old Mutual Capital will, subject to supervision and approval of the Board, be permitted to enter into and materially amend sub-advisory agreements between Old Mutual Capital, the Trust, and sub-advisers without such agreements being approved by the shareholders of the applicable Fund.  The Trust and Old Mutual Capital will therefore have the right to hire, terminate, or replace both affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers whose sub-advisory agreement has automatically terminated as a result of an assignment.  Old Mutual Capital will have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement, and to reallocate a Fund’s assets among the sub-advisers and/or itself.  There can be no guarantee that the Trust and Old Mutual Capital will obtain this order from the SEC.  If the exemptive order is granted, the Funds intend to rely on this order to operate in the manner described above. Shareholders will be notified of any change in a sub-adviser.  Shareholders of a Fund have the right to terminate a sub-advisory agreement with a sub-adviser for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the sub-adviser(s) for each Fund.

The Sub-Advisers

Analytic, a Delaware limited liability company located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, is the Sub-Adviser to the Old Mutual Analytic U.S. Long/Short Fund.  Analytic manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Analytic is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Analytic was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors.  Analytic serves pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies.  Analytic managed approximately $8.9 billion in assets as of March 31, 2010.

Table of Contents - Prospectus 1

Ashfield, a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111, is a Sub-Adviser to the Old Mutual Large Cap Growth Fund and Old Mutual Strategic Small Company Fund.  Ashfield manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Ashfield is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations.  Ashfield managed approximately $3.8 billion in assets as of March 31, 2010.

• Barrow Hanley, a Delaware limited liability company located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is the Sub-Adviser to the Old Mutual Barrow Hanley Value Fund and the Old Mutual Barrow Hanley Core Bond Fund.  Barrow Hanley manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Barrow Hanley is an indirect majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979.  Barrow Hanley managed approximately $58.2 billion in assets as of March 31, 2010.

• Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is a Sub-Adviser to the Old Mutual Strategic Small Company Fund.  7manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Copper Rock is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Copper Rock also manages discretionary equity portfolios for institutional accounts.  Copper Rock held discretionary management authority with respect to approximately $1.7 billion in assets as of March 31, 2010.

Dwight, a Delaware limited liability company located at 100 Bank Street, Burlington, Vermont 05401, is the Sub-Adviser to the Old Mutual Cash Reserves Fund, Old Mutual Dwight High Yield Fund, Old Mutual Dwight Intermediate Fixed Income Fund and Old Mutual Dwight Short Term Fixed Income Fund.  Dwight is also the sub-adviser for the Old Mutual US Government Money Market Fund and the Old Mutual US Treasury Money Market Fund, which are offered by separate prospectus.  Dwight manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Dwight is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Dwight has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983.  Dwight managed approximately $64.3 billion in assets as of March 31, 2010.

• Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Adviser to the Old Mutual Strategic Small Company Fund.  Eagle manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies.  Eagle held discretionary management authority with respect to over $18 billion in assets as of March 31, 2010.

Heitman, a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, is the Sub-Adviser to the Old Mutual Heitman REIT Fund.  Heitman manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  Heitman is 50% owned by senior executives within the Heitman organization and 50% owned by Old Mutual (HFL) Inc., a wholly-owned subsidiary of OMUSH.  Heitman is an affiliate of Old Mutual Capital.  Heitman has provided investment management services to its clients since 1987.  Heitman is a registered investment adviser specializing in publicly traded U.S. real estate investment trust (REIT) securities.  Heitman held discretionary management authority with respect to approximately $4.8 billion in assets as of March 31, 2010.

TS&W, a Delaware limited liability company located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, is the Sub-Adviser to the Old Mutual TS&W Mid-Cap Value Fund and the Old Mutual TS&W Small Cap Value Fund.  TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital.  TS&W is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and international investments.  TS&W held discretionary authority with respect to approximately $7.9 billion in assets as of March 31, 2010.

Table of Contents - Prospectus 1

Litigation

PBHG Funds (now known as Old Mutual Funds II) and PBHG Fund Distributors (now known as Old Mutual Investment Partners) have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates a number of individual class action suits and derivative suits based on similar claims, which were previously filed against PBHG Funds and PBHG Fund Distributors in other jurisdictions, and were transferred to the U.S. District Court for the District of Maryland (the “Maryland District Court”). Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of PBHG Fund Distributors as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of PBHG Funds’ 12b-1 Plan.

A proposed settlement of the Class Action and Derivative Suits has been filed with the Maryland. District Court.  A hearing to consider the fairness of the settlement is scheduled for October 2010.  A description of the proposed settlement can be found at  http://www.mutualfundsettlements.com/pb/PGM_Notice%207.1.10.pdf.

Old Mutual Capital does not believe that the outcome of the Civil Litigation will materially affect the Funds or its ability to carry out its duty as investment adviser to the Funds.

Management Fees

The table below shows the management fees the Funds paid during the fiscal year ended March 31, 2010 as a percentage of average daily net assets.

Management Fees paid to
Old Mutual Capital
for the fiscal year ended
Fund	March 31, 2010*

Old Mutual Analytic U.S. Long/Short Fund	0.80%
Old Mutual Barrow Hanley Value Fund	0.78%**
Old Mutual Focused Fund	0.72%
Old Mutual Heitman REIT Fund	0.90%
Old Mutual Large Cap Growth Fund	0.74%***
Old Mutual Strategic Small Company Fund	0.95%
Old Mutual TS&W Mid-Cap Value Fund	0.95%
Old Mutual TS&W Small Cap Value Fund	1.00%
Old Mutual Barrow Hanley Core Bond Fund	0.60%
Old Mutual Cash Reserves Fund	0.39%****
Old Mutual Dwight High Yield Fund	0.70%
Old Mutual Dwight Intermediate Fixed Income Fund	0.45%
Old Mutual Dwight Short Term Fixed Income Fund	0.45%

*           Management fees paid to Old Mutual Capital include both advisory and administrative fees.

**	Effective following the close of business on July 28, 2009, the management fee paid by the Old Mutual Barrow Hanley Value Fund was reduced from 0.85% to 0.75%.

***	Effective August 8, 2009, the Old Mutual Large Cap Growth Fund’s Management Fee was reduced from 0.85% to 0.70%.

****	Effective following the close of business on March 12, 2010, the management fee paid by the Old Mutual Cash Reserves Fund was reduced from 0.40% to 0.18%.

The Sub-Advisers are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund.  The fee arrangement for each Sub-Adviser is described in the SAI.

Table of Contents - Prospectus 1

A discussion regarding the basis for the Board’s approval of the investment management agreements between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust, Old Mutual Capital and each Sub-Adviser is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2010, which is available on the Funds’ website at oldmutualfunds.com.  The back cover of this Prospectus explains how you can get a copy of the Annual Report.

In addition, in the interest of limiting the expenses of the Funds, Old Mutual Capital has entered into expense limitation agreements with the Trust, on behalf of the Funds, pursuant to which Old Mutual Capital has agreed to reduce the fees payable to it under the applicable investment management agreements for such Funds and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

Fund	Class A Expense Limitation	Class C Expense Limitation	Institutional Class Expense Limitation	Class Z Expense Limitation	Expiration Date
Old Mutual Analytic U.S. Long/Short Fund	1.35%	N/A	0.90%	1.10%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual Barrow Hanley Value Fund	1.20%	N/A	0.85%	0.95%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual Focused Fund	1.20%	N/A	0.80%	0.95%	July 31, 2013
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual Heitman REIT Fund	1.50%	N/A	0.95%	1.25%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual Large Cap Growth Fund	1.25%	N/A	0.90%	1.00%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual Strategic Small Company Fund	1.55%	N/A	1.05%	1.30%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual TS&W Mid-Cap Value Fund	1.40%	N/A	1.00%	1.12%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual TS&W Small Cap Value Fund	1.50%	N/A	1.10%	1.25%	December 31, 2011
	3.00%	N/A	2.75%	2.75%	December 31, 2020
Old Mutual Barrow Hanley Core Bond Fund	N/A	N/A	0.70%	N/A	December 31, 2011
	N/A	N/A	2.75%	N/A	December 31, 2020
Old Mutual Cash Reserves Fund	0.55%	N/A	N/A	0.30%	December 31, 2011
	3.00%	N/A	N/A	2.75%	December 31, 2020
Old Mutual Dwight High Yield Fund	N/A	N/A	0.80%	N/A	December 31, 2011
	N/A	N/A	2.75%	N/A	December 31, 2020
Old Mutual Dwight Intermediate Fixed Income Fund	0.83%	1.58%	0.50%	0.58%	December 31, 2011
	3.00%	3.75%	2.75%	2.75%	December 31, 2020
Old Mutual Dwight Short Term Fixed Income Fund	0.95%	1.45%	0.55%	0.70%	December 31, 2011
	3.00%	3.75%	2.75%	2.75%	December 31, 2020

Table of Contents - Prospectus 1

Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which a Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of a Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  The expense limitation agreements may be amended or continued beyond their stated term by written agreement of the parties.  Certain sub-advisers have agreed to share the costs of the expense limitation agreements with the Adviser.  See the section entitled “The Sub-Advisers” in the SAI for more information.

Additionally, Old Mutual Capital voluntarily agreed to reimburse expenses to the extent necessary to assist the Old Mutual Cash Reserves Fund in maintaining a minimum yield of 0.0% for the Fund’s Class A and Class Z shares.  There is no guarantee that the Cash Reserves Fund will maintain this yield.  The agreement to reimburse expenses is voluntary and may be modified or discontinued by Old Mutual Capital at any time.

The Portfolio Managers

Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager.  The SAI provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.

OLD MUTUAL ANALYTIC U.S. LONG/SHORT FUND

Harindra de Silva, Ph.D., CFA, serves as President and Portfolio Manager, positions he has held since 1998.  Dr. de Silva is responsible for Analytic’s strategic direction and the ongoing development of its investment processes.  Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies.

Dennis Bein, CFA, serves as Chief Investment Officer and Portfolio Manager, positions he has held since 2004.  Mr. Bein is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts.

Ryan Brown serves as Portfolio Manager, a position he has held since April 2010.  Mr. Brown served as a Portfolio Analyst with Analytic Investors from January 2007 to April 2010.  Mr. Brown is responsible for the ongoing research efforts for U.S. equity-based investment strategies. Prior to joining Analytic Investors, Mr. Brown worked for Beekman Capital Management as a research analyst from June 2006 to December 2006.  Mr. Brown has a BA from Brigham Young University and a MS from the University of Utah.

OLD MUTUAL BARROW HANLEY CORE BOND FUND

Barrow Hanley’s fixed income portfolios are managed in a team approach, with investment strategy decisions resulting from a consensus of Barrow Hanley’s fixed income professionals: five senior portfolio managers and two dedicated research analysts.  All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy.  Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest.  Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

David R. Hardin serves as Principal and Portfolio Manager, positions he has held since 1987.  Mr. Hardin specializes in the high yield sector.

Mark C. Luchsinger, CFA, serves as Principal and Portfolio Manager, positions he has held since 1998.  Mr. Luchsinger specializes in investment-grade and high yield corporate bond strategies.

J. Scott McDonald, CFA, serves as Principal and Portfolio Manager, positions he has held since 1998.  Mr. McDonald specializes in corporate and government bonds.

Table of Contents - Prospectus 1

Deborah A. Petruzzelli serves as Principal and Portfolio Manager, positions she has held since 2004.  Ms. Petruzzelli specializes in mortgage-backed, asset backed, and structured product securities and sectors.

John S. Williams, CFA, serves as Principal and Portfolio Manager, positions he has held since 1983.  Mr. Williams specializes in the mortgage-backed securities sector.

OLD MUTUAL BARROW HANLEY VALUE FUND

James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Portfolio Manager, a position he has held since 1979, and President, a position he has held since 2000.

OLD MUTUAL DWIGHT HIGH YIELD FUND

Messrs. Meigs and Slein share overall portfolio management responsibility for the day-to-day portfolio management activities of the Old Mutual Dwight High Yield Fund.

Edward B. Meigs, CFA, is a Senior Vice President and Portfolio Manager, positions he has held since 2001.  Mr. Meigs is responsible for managing non-investment grade corporate bonds.

Sean M. Slein, CFA, is a Senior Vice President, a position he has held since 2010, and Portfolio Manager, a position he has held since 2001.  Mr. Slein is responsible for managing non-investment grade corporate bonds.

OLD MUTUAL DWIGHT INTERMEDIATE FIXED INCOME FUND

Messrs. Koster, Martin, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Intermediate Fixed Income Fund.

W. Frank Koster is the Chief Investment Officer and Head of Structured Product at Dwight, positions he has held since joining Dwight in June 2009.  Prior to joining Dwight, Mr. Koster served as Co-Head of the High Grade Fixed Income Team (since 2005).

Edwin A. Martin, CFA, FSA, MAAA, is a Senior Vice President and Head of Quantitative Analysis at Dwight, positions he has held since January 2007.  Prior to serving in these positions, Mr. Martin served as Vice President and Quantitative Analyst at Dwight since 2003.

Paul Norris is a Senior Vice President and Sector Portfolio Manager at Dwight, positions he has held since joining Dwight in February 2009.  Prior to joining Dwight, Mr. Norris served as Director of Mortgage Portfolio at Fannie Mae since 2003.  Mr. Norris specializes in mortgage-backed securities and asset-backed securities.

Derrick M. Wulf is an Executive Vice President and Head of Interest Rate Positioning at Dwight, positions he has held since 2010 and 2009, respectively.  Mr. Wulf held the position of Senior Vice President from 2004 – 2009. Mr. Wulf has also served as Head of Sector Portfolio Management and Portfolio Manager of commercial mortgage-backed securities at Dwight. Mr. Wulf specializes in Treasuries, agencies and commercial mortgage-backed securities.

OLD MUTUAL DWIGHT SHORT TERM FIXED INCOME FUND

Messrs. Koster, Martin, Norris and Wulf share responsibility for the day-to-day portfolio management activities for the Old Mutual Dwight Short Term Fixed Income Fund.

W. Frank Koster (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Edwin A. Martin (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Paul Norris (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

Derrick M. Wulf (see description under Old Mutual Dwight Intermediate Fixed Income Fund)

OLD MUTUAL FOCUSED FUND

Jerome J. Heppelmann, CFA, serves as Portfolio Manager and Chief Information Officer at OMCAP Investors, a position he has held since joining OMCAP Investors in March 2009.  Prior to joining OMCAP Investors, Mr. Heppelmann served at Liberty Ridge Capital as Chief Executive Officer, Chief Information Officer, and Portfolio Manager (2006 – 2009), and Portfolio Manager (1999 – 2006).

Table of Contents - Prospectus 1

OLD MUTUAL HEITMAN REIT FUND

Michael K. Moran serves as Vice President and Assistant Portfolio Manager, positions he has held since July 2009.  Mr. Moran has also served as Assistant Vice President and Securities Analyst from June 2006 to July 2009.  Prior to joining Heitman, Mr. Moran served as Development Associate at RHS Development from October 2004 to May 2006.

Timothy J. Pire, CFA, serves as Managing Director and Lead Portfolio Manager, positions he has held since July 1999.

Jeffrey D. Yurk serves as Vice President and Assistant Portfolio Manager, positions he has held since July 2009.  Mr. Yurk has also served as Assistant Vice President and Securities Analyst from February 2004 to July 2009.

OLD MUTUAL LARGE CAP GROWTH FUND

A team of portfolio managers comprise Ashfield’s Large Cap Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process.  All portfolio decisions are made collectively by consensus of the Committee.

Bradley J. Fretz serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1989.

Peter A. Johnson serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1994.

J. Stephen Lauck, CFA, serves as President, CEO and Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Marc W. Lieberman, CFA, serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 2002.

J. Stephen Thornborrow serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

OLD MUTUAL STRATEGIC SMALL COMPANY FUND

Ashfield

A team of portfolio managers comprise Ashfield’s Small Cap Investment Committee, which takes a team approach to applying the firm’s small cap growth equity investment philosophy and process.  All portfolio decisions are made collectively by consensus of the Committee.

Bradley J. Fretz (see description under Old Mutual Large Cap Growth Fund).

Jeffrey A. Johnson, CFA, serves as Portfolio Manager/Analyst, a position he has held since 2010.  From 2004 to 2010, Mr. Johnson served as Associate Portfolio Manager/Analyst.  Mr. Johnson’s role emphasizes quantitative analysis.

Peter A. Johnson (see description under Old Mutual Large Cap Growth Fund).

J. Stephen Thornborrow serves as Portfolio Manager/Analyst for Ashfield, a position he has held since 1984.

Copper Rock

Tucker Walsh is the lead portfolio manager and is responsible for all final investment decisions. Greg Poulos and David Cavanaugh are assistant portfolio managers and assist Mr. Walsh on a daily basis.

David Cavanaugh, serves as Partner, a position he has held since February 2006, and as Assistant Portfolio Manager, a position he has held since December 2008.  Mr. Cavanaugh joined Copper Rock in June 2005 as a Senior Research Analyst.  Prior to joining Copper Rock, Mr. Cavanaugh served as an Equity Research Analyst for the Small/Mid Cap Growth Team at MFS Investment Management from June 1999 to June 2005.

Table of Contents - Prospectus 1

Greg Poulos, CFA, co-founded Copper Rock in February 2005.  Mr. Poulos serves as Assistant Portfolio Manager, a position he has held since December 2008.  Prior to serving in this position, Mr. Poulos served as a Senior Research Analyst at Copper Rock, a position he held since co-founding Copper Rock in February 2005.  Prior to co-founding Copper Rock, Mr. Poulos served as Equity Analyst for the Small Cap Growth Team at State Street Research & Management from February 2004 to February 2005, and as a Specialty Growth Analyst and Vice President at Loomis Sayles from August 1998 to February 2004.

Tucker Walsh co-founded Copper Rock in February 2005.  Mr. Walsh serves as Chief Executive Officer and Head of Portfolio Management, positions he has held since co-founding Copper Rock in 2005.

Eagle

Todd McCallister, Ph.D., CFA, is the primary portfolio manager and is responsible for all final investment decisions.  Stacey Serafini Thomas, CFA, is the co-portfolio manager.

Todd McCallister, Ph.D., CFA, serves as Senior Vice President, Managing Director and Portfolio Manager, positions he has held since February 2002.

Stacey Serafini Thomas, CFA, serves as Vice President, a position she has held since January 2001, and Portfolio Manager, a position she has held since December 2005.  Prior to serving as Portfolio Manager, Ms. Serafini Thomas served as Assistant Portfolio Manager at Eagle, a position she held since January 2001.

OLD MUTUAL TS&W MID-CAP VALUE FUND

The TS&W Mid-Cap Value strategy is managed through a team approach.  The co-portfolio managers on the team are Brett P. Hawkins, CFA, CPA and John (Jack) S. Pickler, CFA.

Brett P. Hawkins, CFA, serves as Co-Portfolio Manager, a position he has held since April 2001.  John S. Pickler, CFA, serves as Co-Portfolio Manager, a position he has held since November 2002.

OLD MUTUAL TS&W SMALL CAP VALUE FUND

Frank H. Reichel III, CFA, serves as Chief Investment Officer, a position he has held since January 2007, and Portfolio Manager, a position he has held since August 2000.

Table of Contents - Prospectus 1

 ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”).  NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the class’ or classes’ shares outstanding of that Fund.   For all Funds other than the Old Mutual Cash Reserves Fund, NAV is normally determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) each day the NYSE is open.  The NAV for the Old Mutual Cash Reserves Fund is normally determined at 5:00 p.m. Eastern time each day the NYSE is open.

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents.  For all Funds other than the Old Mutual Cash Reserves Fund, shares begin to earn dividends on the first business day following the day of purchase, and earn dividends until the day of redemption.  For the Old Mutual Cash Reserves Fund, shares begin to earn dividends on the day of purchase, and earn dividends until the business day before the day of redemption.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.  If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer.  If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to Old Mutual Investment Partners (the “Distributor”) or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price.  Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open.  The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.”  Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Distributor or its designee in a timely manner.  The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the authorized financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Table of Contents - Prospectus 1

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Investment securities,  including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) (the “4:00 p.m. Valuation Time”) on each day that the NYSE is open for trading, for all series portfolios of the Funds other than the Old Mutual Cash Reserves Fund.  Investment securities of the Cash Reserves Fund are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the NYSE as of 5:00 p.m. Eastern time (the “5:00 p.m. Valuation Time” and together with the 4:00 p.m. Valuation Time, the “Valuation Time”) on each day that the NYSE is open for trading.  If there is no such reported sale at the Valuation Time, investment securities are valued at the most recent quoted bid price reported by the exchange or the OTC market for long positions and the most recent quoted ask price for short positions.

For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day is used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is deemed inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). A security may be valued using Fair Value Procedures if, among other things, the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s NAV.

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ investment adviser, Old Mutual Capital determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Table of Contents - Prospectus 1

 INVESTING IN THE FUNDS

Policy Regarding Excessive or Short-Term Trading

While the Old Mutual Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices.  Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance.  In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted.  Purchase and sale orders may be received through financial intermediaries.  The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in the Funds and Old Mutual Funds:

•	trade activity monitoring;
•	trading guidelines for certain Old Mutual Funds;
•	a redemption/exchange fee on short-term trades in certain Old Mutual Funds; and
•	selective use of fair value pricing.

These tools are described in more detail below except fair value pricing, which is described above.  Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur.  Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective.  Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.  For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Old Mutual Funds, other funds, and accounts under common ownership, influence or control.  Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The policies regarding excessive or short-term trading are generally not applicable to the Old Mutual Cash Reserves Fund.  It is expected that the Old Mutual Cash Reserves Fund may be utilized by shareholders for short-term investing or as a cash sweep vehicle.  Notwithstanding the foregoing, the Old Mutual Cash Reserves Fund reserves the right to reject any purchase or exchange order; change, suspend, or revoke the exchange privilege; or suspend the telephone order privilege if it believes that frequent purchases, exchanges, or redemptions interfere with the management, costs, or performance of the Old Mutual Cash Reserves Fund.

Table of Contents - Prospectus 1

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity.  Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available).  Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective.  In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request.  Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy.  Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder.  The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, but for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange.  The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part.  Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked.  Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.  The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

All Funds (except the Old Mutual Cash Reserves Fund) impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase.  The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days.  In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first.  A Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders.  Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee.  The redemption/exchange fee is not applicable to shares of the Old Mutual Cash Reserves Fund.

Table of Contents - Prospectus 1

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•
total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;

•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by a Fund, as permitted in the prospectus; or

•
redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a “fund of funds” that primarily invests in Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by the Adviser or its agents to sufficiently protect Fund shareholders.  Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Choosing a Share Class

The Trust offers four classes of shares, Class A, Class C, Class Z, and Institutional Class shares, all of which are offered by this prospectus (with the exception of the Institutional Class shares for the Old Mutual Cash Reserves Fund, Old Mutual US Government Money Market Fund, and Old Mutual US Treasury Money Market Fund, which are offered by separate prospectus). Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that:  (i) each class may be subject to different sales charges (loads); (ii) each class may be subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan which may be adopted under Rule 12b-1 of the 1940 Act; and (iv) each class may have exclusive voting rights with respect to matters affecting only that class.  When choosing a share class, you should consult your financial adviser as to which class is most suitable for you.  The Trust reserves the right to change the categories of investors eligible to purchase shares of each Fund.

Table of Contents - Prospectus 1

Below is a summary of certain features of the four share classes:

	CLASS A	CLASS C	CLASS Z	INSTITUTIONAL CLASS
Initial Sales Charge	up to 5.75%	None	None	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year	None	None

Distribution and Service Fees	0.25%	1.00%	None	None

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses	Generally higher than Class A due to lower annual expenses	Generally higher than Class C due to lower annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for shorter-term investors	Generally appropriate for long-term investors	Generally appropriate for institutional investors

Sales Charges - Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge).  Class A shares are divided into three categories:  Equity Funds, Intermediate/Long Term Fixed Income Funds and Short Term Fixed Income Funds.  A sales charge is not imposed on the purchase of Class A shares of the Old Mutual Cash Reserves Fund.  Each category has a different schedule of initial sales charges.  You may be eligible to pay a reduced initial sales charge or none at all, as described below.  The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.

The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Equity Funds.  Class A shares of the following Funds (the “Equity Funds”) are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Focused Fund, Old Mutual Heitman REIT Fund, Old Mutual Large Cap Growth Fund, Old Mutual Strategic Small Company Fund, Old Mutual TS&W Mid-Cap Value Fund and Old Mutual TS&W Small Cap Value Fund.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Table of Contents - Prospectus 1

Intermediate/Long Term Fixed Income Funds.  Class A shares of the Old Mutual Dwight Intermediate Fixed Income Fund are currently sold with an initial sales charge ranging from 4.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Short Term Fixed Income Funds.  Class A shares of the Old Mutual Dwight Short Term Fixed Income Fund are currently sold with an initial sales charge ranging from 3.00% to 1.75% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net
Single Transaction	Offering Price	Amount Invested

Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1,000,000	1.75%	1.78%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge.  Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares.  Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares.  The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•
On purchases of $1 million or more Class A shares of a Fund.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A Purchases Subject to Contingent Deferred Sales Charges” below.

•
On additional purchases of one or more Funds that result in account balances of Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund) totaling $1 million or more.  However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase.  See “Class A Purchases Subject to Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.

•	On purchases of the Old Mutual Cash Reserves Fund.

•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “General Policies - Exchanges Between Funds” below for more information on exchanges between funds.

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares.  See the SAI for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.

•	If you are the Adviser, an affiliated company of the Adviser, or a Sub-Adviser and you purchase your shares directly through the Distributor.

Table of Contents - Prospectus 1

•	If you are an employee benefit plan established for employees of the Adviser, Sub-Adviser or their affiliates.

•	If you are a discretionary advised client of the Adviser or its affiliates.

•
If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).

•
If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•
If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.  See the SAI for applicable restrictions.  Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•
If you are an individual or entity with substantial business relationship with the Trust, the Adviser or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Adviser, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge.  To be eligible to participate in these programs, you must inform your broker-dealer or financial adviser at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase.  In addition, OMF II may request account statements if it is unable to verify your account information.

Rights of Accumulation.  Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own.  See the SAI for more information on Rights of Accumulation.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period.  The amount you agree to purchase determines the amount of the initial sales charge you will pay.  If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested.  See the SAI for more information on LOIs.

Concurrent Purchases.  You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Table of Contents - Prospectus 1

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section.  These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.

•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

Other Groups.

•
Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation.  Appropriate documentation includes, without limitation, account statements regarding Class A shares of  Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares.  The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge.  No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A Purchases Subject to Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund.  This charge will be based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund.  In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase.  No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

Class A Purchases Not Subject to Contingent Deferred Sales Charges

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•
where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;

•	on exchanges of shares of certain other Old Mutual Funds (see the SAI for more information on the exchange privilege);

•
on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the SAI for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Table of Contents - Prospectus 1

Sales Charges – Class C Shares

Class C shares are currently offered by the Old Mutual Dwight Short Term Fixed Income Fund and the Old Mutual Dwight Intermediate Fixed Income Fund.  Class C shares are not subject to an initial sales charge but may be sold with a CDSC.  Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase.  Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares.  Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000.  For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described in the “Purchasers Qualifying for Reductions of Initial Sales Charges” section of the Prospectus. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

The sales charge information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Class C Purchases Not Subject to Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable;

•	If you redeem shares acquired through reinvestment of dividends and distributions;

•	On increases in the NAV of your shares;

•
When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the SAI for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);

•
Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust).  Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•
on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the  shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges.  Consult the SAI for details.

Table of Contents - Prospectus 1

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions.  In determining whether to charge a CDSC, the Trust will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Class Z and Institutional Class Shares

Class Z Shares – Eligible Investors

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Funds’ transfer agent, except that:  (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of the Adviser and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

Institutional Class Shares – Eligible Investors and Minimum Investment

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Capital.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a LOI, committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  Old Mutual Capital reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If the Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by Old Mutual Capital are not subject to the Institutional Class investment minimums.  Please see the SAI for more information about LOIs.

Table of Contents - Prospectus 1

Buying Shares

You may purchase shares through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Such financial institutions may charge you a fee for this service in addition to each Fund’s public offering price.  You may purchase shares any day the NYSE is open.  For all Funds other than the Old Mutual Cash Reserves Fund, your order must be received in good order before 4:00 p.m. Eastern time by the Funds’ transfer agent for your purchase order to be effective on the day you place your order.  If you purchase your shares through a financial institution authorized by the Trust of the Distributor to offer shares of the Funds, the financial intermediary must receive your order in good order by 4:00 p.m. Eastern time and promptly transmit the order to the transfer agent for your purchase order to be effective on the day you place your order.  With respect to the Old Mutual Cash Reserves Fund, your order must be received in good order before 5:00 p.m. Eastern time by the Funds’ transfer agent for your purchase order to be effective on the day you place your order.  If you purchase your Old Mutual Cash Reserves Fund shares through a financial institution, the financial intermediary must receive your order in good order by 5:00 p.m. Eastern time and promptly transmit the order to the transfer agent for your purchase order to be effective on the day you place your order.  On any day that the NYSE, bond market, or Federal Reserve Wire System close early, the Funds may also close early, and purchase orders received after the closing time will be processed the next day the NYSE is open.  “Good order” means that you have provided sufficient information to process your request as set-forth in this Prospectus.

Orders for shares of the Old Mutual Cash Reserves Fund received in good order by 5:00 p.m. Eastern time may not be processed unless payment is received by 5:30 p.m. Eastern time on the same day such order is placed.  Best efforts will be made to process an order for which payment is received between 5:30 p.m. and 6:00 p.m. Eastern time on the same day such order is placed, but no assurances can be given that such order will be successfully processed.  If payment is not received by 5:30 p.m. Eastern time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Old Mutual Cash Reserves Fund, Old Mutual Capital, the transfer agent, or the custodian.

Minimum Investments Applicable to Class A Shares, Class C Shares, and Class Z Shares*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.

(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

[On side panel:  Concepts to Understand

TRADITIONAL IRA.  An individual retirement account.  Your contributions may or may not be deductible depending on your circumstances.  Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA.  An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA.  An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Table of Contents - Prospectus 1

SIMPLE IRA.  An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS.  A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial adviser or a tax adviser.]

The purchase information in this section of the Prospectus can also be accessed, free of charge, at oldmutualfunds.com.

Selling Shares

You may sell your shares by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  You may sell your shares any day the NYSE is open.  For all Funds other than the Old Mutual Cash Reserves Fund, sale orders received by the transfer agent or your financial institution by 4:00 p.m. Eastern time will be priced at the respective Fund’s next calculated NAV.  The redemption price will be reduced by any applicable CDSC and redemption/exchange fee.  For the Old Mutual Cash Reserves Fund, sale orders received by the transfer agent or your financial institution by 5:00 p.m. Eastern time will be priced at the next calculated NAV.

For all Funds other than the Old Mutual Cash Reserves Fund, proceeds from the shares you sell are generally sent the business day after your sell order is executed.  Proceeds from the sale of Old Mutual Cash Reserves Fund shares are generally sent the same day your sell order is executed, but under certain circumstances may not be made until the next business day and may be delayed upon the early closure of the Federal Reserve Wire System.  Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to 7 days as permitted by Section 22(e) under the 1940 Act or as otherwise permitted by the SEC.  Generally, under Section 22(e), redemption requests may be postponed or suspended, and the payment of redemption proceeds may be postponed for more than seven days, if the NYSE is closed, or if trading is restricted or an emergency exists that makes the disposal of securities or the valuation of securities not reasonably practicable, as determined by the SEC. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone – Class A, Class C, and Class Z

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day

*           Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees.  Other than redemptions of Institutional Class shares of the Old Mutual Cash Reserves Fund (offered by separate prospectus),  these include:

•	Redemptions by check, wire or ACH in excess of $50,000;

•	Requests to send proceeds to a different address or payee;

•	Requests to send proceeds to an address that has been changed within the last 30 days; and

•	Requests to wire proceeds to a different bank account.

Table of Contents - Prospectus 1

For joint accounts, each signature must be guaranteed.  A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory.  A notary public does not provide a signature guarantee.  A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”
[Institution’s Name]
By: [Signature]
Title: [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account.  Consult your broker, dealer, or financial institution regarding how to establish this feature.  Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

Check Writing

Check Writing is offered to shareholders of Class Z shares of the Old Mutual Cash Reserves Fund.  If you have an account balance of $5,000 or more, you may establish this option on your account.  You may redeem shares by writing checks on your account for $250 or more.  To establish Check Writing on your account, call 888-772-2888 and request a Signature Card.

General Policies

•
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:  The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

•
Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•
State Street Bank and Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings accounts.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

•
Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically.  The Funds will provide 60 days’ prior notice of the imposition of this fee.  The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•
For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you.  You will be provided 60 days’ prior notice of such redemption.  Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

Table of Contents - Prospectus 1

•
The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.  To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund.  Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses.  If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial adviser.

•	Investment instructions are irrevocable. That means that once you have caused your investment instruction to be transmitted, such investment instruction may not be modified or cancelled.

• Householding

• To keep the Funds’ costs as low as possible, a single copy of most financial reports and prospectuses is delivered to shareholders who share an address, even if the accounts are registered under different names.  This process, known as "householding," does not apply to account statements.  To receive separate mailings, please call us and we will begin individual delivery within 30 days of your request.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  In addition, Class Z shares may be exchanged for Institutional Class shares of the same Fund, subject to the investment qualifications and minimums of Institutional Class shares. Class A shares, purchased at net asset value, may be exchanged for Class Z shares of the same Fund, subject to the investment qualifications and minimums of Class Z shares.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund.  However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging.  If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  In addition, short-term exchanges may be subject to a redemption/exchange fee.  See the section of this Prospectus titled “Investing in the Funds - Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee.  The minimum investment requirements, as stated in the section of this Prospectus titled “Buying Shares – Minimum Investments”, also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange, except an exchange of Class Z shares for Institutional Class shares of the same Fund or an exchange of Class A shares, purchased at NAV, for Class Z shares of the same Fund.

Table of Contents - Prospectus 1

To Open an Account

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

Overnight Mail:

Old Mutual Funds II
210 West 10th Street, 8th Floor
Kansas City, Missouri  64105

By Telephone:

Call us at 888-772-2888 to receive an account application and receive an account number.

By Wire:

Call us at 888-772-2888 to receive an application and account number.  Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you wish to invest
Your name
Your Social Security or tax ID number
Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:

Call us at 888-772-2888.

By Wire:

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.
ABA # 10-10-00695
Account # 98705-23469

Include the following information with the wiring instructions:

Fund name
Your name
Your Social Security or tax ID number
Your account number

Table of Contents - Prospectus 1

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:

Complete the bank information section on the account application.  Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary:
Contact your broker, investment adviser, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Write a letter of instruction that includes the following information:

your name(s) and signature(s)
your account number
the Fund name
the dollar amount you wish to sell
how and where to send the proceeds

If required, obtain a signature guarantee (see the “Selling Shares” section of this Prospectus).  Mail your request to:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri  64121-9534

By Telephone:

Sales orders may be placed by telephone provided this option was selected on your account application.  There may be limitations on sales orders placed by telephone (see the “Limitations on selling shares by telephone” section of this Prospectus).  Please call 888-772-2888.  Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:

Sale proceeds may be wired at your request.  Be sure OMF II has your wire instructions on file.

 There is a $10 charge for each wire sent by a Fund other than Institutional Class shares of the Old Mutual Cash Reserves Fund.

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:
Complete the bank information section on the account application.  Enter the “My Account” section of the OMF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Table of Contents - Prospectus 1

Distributions and Taxes

Dividends and Distributions.  Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no Federal income tax on the income and gains it distributes to you.  The Equity Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available, except the Barrow Hanley Value Fund pays shareholders dividends from its net investment income twice a year and distributions from its net realized capital gains once a year, if available, and the Heitman REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available.  The Fixed Income Funds declare dividends daily and pay shareholders dividends from their net investment income monthly and pay any net realized capital gains at least once a year.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate Federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  A Fund may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”. At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment would be taxable.

Tax Considerations.  The Funds expect, based on their investment objective and strategies, that their distributions, if any, will consist of ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions is additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Sale or Redemptions of Fund Shares.  A sale or exchange of shares of a Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of a Fund within one year after buying them, and (ii) long-term capital gains will apply to shares of a Fund sold or exchanged after one year. The table below describes the current tax rates for non-corporate shareholders.  However, because the Cash Reserves Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Table of Contents - Prospectus 1

Taxes on Transactions.  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.  Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

	Tax Rates Applicable to Sales, Exchanges, and Distributions to Individuals and Other Non-Corporate Shareholders
	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

Receipt of Excess Inclusion Income by the Heitman REIT Fund.  The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT.  If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends designated by a Fund and paid from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), designated by a Fund as interest-related dividends and paid from qualified net interest income from U.S. sources and designated as short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about Federal, state, local, or foreign tax consequences before making an investment in a Fund.  Refer to the SAI for additional tax information.

Distribution Arrangements

The Trust, on behalf of Class A and Class C shares of each Fund, has adopted Distribution Plans and a Service Plan pursuant to which a Fund may pay distribution fees to the Distributor and service fees to the Distributor, brokers, dealers or other financial intermediaries.  Currently, the Trust is not paying fees under the Distribution Plan for Class A shares of each Fund.  Distribution fees are paid for the sale and distribution of all Class C shares of the Funds.  Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts.  All or a substantial portion of the distribution fees and service fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing distribution and/or personal shareholder services.  Because distribution fees and/or service fees are paid out of the Funds’ Class A and Class C assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  See the “Fund Summaries” and “Investing in the Funds - Choosing a Share Class” sections of this Prospectus for details on the distribution fees and service fees.

Table of Contents - Prospectus 1

Other Payments

Payments to Financial Intermediaries

The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the “Investing in the Funds - Choosing a Share Class” section of this Prospectus.

Payments by the Distributor, Old Mutual Capital, or their Affiliates

The Adviser, Distributor, or one or more of their affiliates, from time to time, makes payments from their own resources to financial intermediaries in exchange for certain services provided by the financial intermediary, such as placing the Trust and the Funds on the financial intermediary’s sales system, placing the Trust and the Funds on the financial intermediary’s preferred or recommended list, marketing support services, networking services (including account maintenance and transaction processing), and/or administrative or recordkeeping support services (collectively, “revenue sharing payments”).  Such payments are in addition to any distribution and service fees that may be payable by a Fund.

Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the financial intermediary, placement on sales lists, and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the financial intermediary.

From time to time, the Adviser or its affiliates pays “networking fees” to certain broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions.  These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Old Mutual Capital or its affiliates pay certain financial intermediaries for administrative or recordkeeping support services. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements); sub-accounting services; answering shareholder inquiries relating to the Trust and the Funds; delivering proxy statements, annual reports, updated prospectuses, and other communications; and other recordkeeping services relating to investments in the Funds.

Financial intermediaries may be compensated differently depending on the nature and extent of the services they provide.  Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service.  Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service revenue sharing payments to financial intermediaries at an annual rate specified in writing by the Distributor or its affiliates.  These payments generally represent a percentage of a financial intermediary’s sales and/or the value of Fund shares within a financial intermediary’s client accounts.  In addition, financial intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediary.  Old Mutual Capital and the Sub-Advisers will benefit from the Distributor’s activity through increased advisory fees if additional assets are acquired through sale of Fund shares through such financial intermediaries.

Revenue sharing payments may provide financial intermediaries with an incentive to favor shares of a Fund over sales of shares of other mutual funds or non-mutual fund investments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial intermediary and its representatives.

Payments by Old Mutual Funds II

The Trust may also, from time to time, make payments to financial intermediaries that provide administrative or recordkeeping support services, as described above.  From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

Other Payments by Old Mutual Funds

OMUSH receives an offset of certain recordkeeping fees from the plan sponsors of OMUSH’s participant directed 401K,  profit sharing and/or voluntary deferral plans which invest in Old Mutual Funds (collectively, the “Deferred Plans”).  The amount of the fee offset is based in part on service and/or sub-transfer agency fees received by the plan sponsors from the Old Mutual Funds’ Class Z shares within the Deferred Plans.  During the year ended March 31, 2010, the amount received by OMUSH for recordkeeping fee offsets attributable to investments by the Deferred Plans in Old Mutual Funds was approximately $36,000.

YOU CAN FIND FURTHER DETAILS IN THE SAI ABOUT THESE PAYMENTS MADE TO FINANCIAL INTERMEDIARIES.  YOU CAN ALSO SPEAK TO YOUR FINANCIAL INTERMEDIARY FOR MORE INFORMATION ABOUT THE PAYMENTS MADE BY THE DISTRIBUTOR, OLD MUTUAL CAPITAL, THEIR AFFILIATES, OR THE FUNDS, TO SUCH FINANCIAL INTERMEDIARY.  IN CERTAIN CASES, THE PAYMENTS COULD BE SIGNIFICANT AND MAY CAUSE A CONFLICT OF INTEREST FOR YOUR FINANCIAL INTERMEDIARY.

Table of Contents - Prospectus 1

 FINANCIAL HIGHLIGHTS

A Fund’s financial highlights help you understand its recent financial performance.  The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions.  PricewaterhouseCoopers, LLP has audited the information contained in these financial highlights. Their report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

Table of Contents - Prospectus 1

For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*		Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Analytic U.S. Long/Short Fund
Class Z
2010	$7.85	$0.10	$2.90	$3.00	$(0.09)	$—	$(0.09)	$—	$10.76	38.30%	$125,337	1.28%	@	1.23%	1.01%	199.77%
2009	13.11	0.06	(5.29)	(5.23)	(0.03)	—	(0.03)	—	7.85	(39.91)%	149,755	1.83%	@	1.69%	0.57%	184.31%
2008	14.20	0.03	(1.09)	(1.06)	(0.03)	—	(0.03)	—	13.11	(7.47)%	46,374	1.45%	@	1.83%	0.18%	235.64%
2007	11.70	0.08	2.46	2.54	(0.04)	—	(0.04)	—	14.20	21.74%	150,654	1.24%	@	1.56%	0.59%	171.44%	8
2006	10.60	0.05	1.13	1.18	(0.08)	—	(0.08)	—	11.70	11.16%	27,771	1.27%	@	1.30%	0.47%	208.15%
Class A
2010	$7.77	$0.07	$2.89	$2.96	$(0.06)	$—	$(0.06)	$—	$10.67	38.09%	$4,616	1.53%	@	1.97%	0.76%	199.77%
2009	13.02	0.01	(5.23)	(5.22)	(0.03)	—	(0.03)	—	7.77	(40.12)%	5,222	2.03%	@	2.59%	0.07%	184.31%
2008	14.15	(0.03)	(1.05)	(1.08)	(0.05)	—	(0.05)	—	13.02	(7.66)%	14,468	1.87%	@	2.75%	(0.19)%	235.64%
2007	11.68	0.05	2.44	2.49	(0.02)	—	(0.02)	—	14.15	21.33%	2,546	1.48%	@	2.47%	0.39%	171.44%	8
2006	10.58	0.03	1.13	1.16	(0.06)	—	(0.06)	—	11.68	10.97%	387	1.49%	@	1.54%	0.29%	208.15%
Institutional Class
2010	$7.86	$0.11	$2.92	$3.03	$(0.12)	$—	$(0.12)	$—	$10.77	38.60%	$15,735	1.09%	@	1.18%	1.16%	199.77%
2009	13.09	0.05	(5.25)	(5.20)	(0.03)	—	(0.03)	—	7.86	(39.73)%	24,956	1.60%	@	1.71%	0.50%	184.31%
2008	14.20	0.02	(1.05)	(1.03)	(0.08)	—	(0.08)	—	13.09	(7.32)%	44,322	1.47%	@	1.63%	0.18%	235.64%
20072	13.51	0.03	0.66	0.69	—	—	—	—	14.20	5.11%	—	1.01%	@	2,495.13%	0.73%	171.44%	8

Old Mutual Barrow Hanley Value Fund
Class Z
2010	$4.01	$0.10	$2.19	$2.29	$(0.11)	$—	$(0.11)	$—	$6.19	57.65%	$88,766	1.00%		1.07%	1.87%	24.80%
2009	6.65	0.16	(2.68)	(2.52)	(0.12)	—	(0.12)	—	4.01	(38.29)%	67,325	1.10%		1.22%	3.03%	17.05%
2008	8.82	0.14	(0.97)	(0.83)	(0.20)	(1.14)	(1.34)	—	6.65	(11.49)%	86,801	1.10%		1.37%	1.59%	9.69%
2007	16.61	0.19	1.37	1.56	(0.21)	(9.14)	(9.35)	—	8.82	14.03%	124,884	1.10%		1.43%	1.52%	62.56%
2006	16.65	0.09	0.68	0.77	(0.14)	(0.67)	(0.81)	—	16.61	4.69%	311,142	1.37%		1.45%	0.51%	26.88%
Class A
2010	$4.00	$0.09	$2.17	$2.26	$(0.09)	$—	$(0.09)	$—	$6.17	57.05%	$2,514	1.26%		1.76%	1.72%	24.80%
2009	6.64	0.14	(2.66)	(2.52)	(0.12)	—	(0.12)	—	4.00	(38.39)%	2,530	1.35%		2.23%	2.76%	17.05%
2008	8.80	0.12	(0.97)	(0.85)	(0.17)	(1.14)	(1.31)	—	6.64	(11.68)%	2,379	1.35%		2.38%	1.36%	9.69%
2007	16.58	0.15	1.38	1.53	(0.17)	(9.14)	(9.31)	—	8.80	13.86%	2,806	1.35%		1.79%	1.27%	62.56%
2006	16.62	0.06	0.65	0.71	(0.08)	(0.67)	(0.75)	—	16.58	4.34%	3,791	1.59%		1.66%	0.38%	26.88%
Institutional Class
2010	$4.01	$0.11	$2.18	$2.29	$(0.12)	$—	$(0.12)	$—	$6.18	57.64%	$51,274	0.87%		0.90%	2.01%	24.80%
2009	6.63	0.17	(2.66)	(2.49)	(0.13)	—	(0.13)	—	4.01	(38.06)%	44,011	0.90%		1.02%	3.24%	17.05%
2008	8.83	0.41	(1.25)	(0.84)	(0.22)	(1.14)	(1.36)	—	6.63	(11.57)%	51,690	0.90%		1.02%	2.00%	9.69%
20072	8.69	0.05	0.09	0.14	—	—	—	—	8.83	1.61%	—	0.93%		2,546.53%	2.10%	62.56%

Table of Contents - Prospectus 1

For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital		Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Focused Fund
Class Z
2010	$14.58	$0.10	$7.20	$7.30	$(0.13)	$—	$—		$(0.13)	$—	$21.75	50.14%	$577,028	0.95%	1.38%	0.50%	318.10%
2009	21.84	0.25	(7.20)	(6.95)	(0.24)	(0.07)	—		(0.31)	—	14.58	(31.88)%	42,976	1.12%	1.45%	1.33%	309.24%
2008	23.53	0.19	(0.86)	(0.67)	(0.06)	(0.96)	—		(1.02)	—	21.84	(3.21)%	17,780	1.15%	1.36%	0.78%	97.93%
2007	20.36	0.13	3.10	3.23	(0.06)	—	—		(0.06)	—	23.53	15.85%	25,555	1.15%	1.44%	0.57%	95.63%
2006	18.61	0.02	1.82	1.84	(0.09)	—	—		(0.09)	—	20.36	9.88%	17,566	1.39%	1.47%	0.08%	110.47%
Class A
2010	$14.44	$0.10	$7.08	$7.18	$(0.13)	$—	$—		$(0.13)	$—	$21.49	49.80%	$33,875	1.20%	1.38%	0.49%	318.10%
2009	21.68	0.18	(7.11)	(6.93)	(0.24)	(0.07)	—		(0.31)	—	14.44	(32.04)%	1,950	1.35%	2.76%	1.01%	309.24%
2008	23.39	0.11	(0.83)	(0.72)	(0.03)	(0.96)	—		(0.99)	—	21.68	(3.46)%	1,690	1.40%	2.20%	0.44%	97.93%
2007	20.29	0.12	3.03	3.15	(0.05)	—	—		(0.05)	—	23.39	15.52%	3,265	1.40%	1.73%	0.50%	95.63%
2006	18.55	(0.03)	1.81	1.78	(0.04)	—	—		(0.04)	—	20.29	9.59%	69	1.64%	1.72%	(0.15)%	110.47%
Institutional Class
2010	$14.62	$0.18	$7.18	$7.36	$(0.17)	$—	$—		$(0.17)	$—	$21.81	50.44%	$31,166	0.80%	0.91%	0.91%	318.10%
2009	21.81	0.30	(7.17)	(6.87)	(0.25)	(0.07)	—		(0.32)	—	14.62	(31.58)%	15,451	0.71%	0.98%	1.60%	309.24%
2008	23.54	0.29	(0.93)	(0.64)	(0.13)	(0.96)	—		(1.09)	—	21.81	(3.12)%	23,097	0.80%	1.02%	1.46%	97.93%
20072	24.26	0.06	(0.78)	(0.72)	—	—	—		—	—	23.54	(2.97)%	—	0.83%	2,604.40%	0.91%	95.63%

Old Mutual Heitman REIT Fund
Class Z
2010	$3.67	$0.12	$3.44	$3.56	$(0.13)	$—	$—		$(0.13)	$—	$7.10	98.07%	$41,059	1.25%	1.32%	2.20%	182.26%
2009	9.12	0.21	(5.50)	(5.29)	(0.16)	—	—		(0.16)	—	3.67	(58.68)%	23,233	1.07%	1.23%	2.97%	86.69%
2008	15.34	0.09	(2.85)	(2.76)	(0.27)	(3.19)	—		(3.46)	—	9.12	(18.90)%	68,843	1.25%	1.36%	0.71%	66.23%
2007	14.28	0.12	2.57	2.69	(0.30)	(1.33)	—		(1.63)	—	15.34	19.20%	181,763	1.25%	1.30%	0.79%	67.95%
2006	11.77	0.10	4.07	4.17	(0.19)	(1.36)	(0.11	)3	(1.66)	—	14.28	37.47%	182,951	1.31%	1.31%	0.73%	69.95%
Class A
2010	$3.65	$0.11	$3.42	$3.53	$(0.12)	$—	$—		$(0.12)	$—	$7.06	97.55%	$9,457	1.50%	1.63%	1.92%	182.26%
2009	9.08	0.20	(5.49)	(5.29)	(0.14)	—	—		(0.14)	—	3.65	(58.85)%	4,333	1.40%	1.95%	2.78%	86.69%
2008	15.34	0.29	(3.07)	(2.78)	(0.29)	(3.19)	—		(3.48)	—	9.08	(19.05)%	10,438	1.50%	1.64%	3.14%	66.23%
2007	14.28	0.08	2.57	2.65	(0.26)	(1.33)	—		(1.59)	—	15.34	18.89%	389	1.50%	2.71%	0.56%	67.95%
2006	11.77	0.07	4.07	4.14	(0.16)	(1.36)	(0.11	)3	(1.63)	—	14.28	37.16%	267	1.56%	1.56%	0.54%	69.95%
Institutional Class
2010	$3.65	$0.12	$3.44	$3.56	$(0.15)	$—	$—		$(0.15)	$—	$7.06	98.52%	$12,780	0.95%	1.22%	1.92%	182.26%
2009	9.06	0.17	(5.41)	(5.24)	(0.17)	—	—		(0.17)	—	3.65	(58.56)%	2,304	0.91%	1.31%	2.06%	86.69%
2008	15.34	0.32	(3.07)	(2.75)	(0.34)	(3.19)	—		(3.53)	—	9.06	(18.85)%	24,318	0.95%	1.26%	3.98%	66.23%
20072	15.00	0.10	0.40	0.50	(0.16)	—	—		(0.16)	—	15.34	3.37%	—	0.96%	2,435.56%	2.22%	67.95%

Table of Contents - Prospectus 1

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Large Cap Growth Fund
Class Z
2010	$11.18	$0.04	$5.05		$5.09	$(0.05)	$—	$(0.01)	$(0.06)	$—	$16.21	45.52%		$178,941	1.08%	1.44%	0.27%	99.02%
2009	18.91	0.02	(7.75)		(7.73)	—	—	—	—	—	11.18	(40.88)%		136,809	1.25%	1.61%	0.14%	160.62%
2008	18.28	(0.06)	0.69		0.63	—	—	—	—	—	18.91	3.45%		94,245	1.25%	1.68%	(0.31)%	112.65%
2007	17.78	(0.08)	0.58		0.50	—	—	—	—	—	18.28	2.81%		111,341	1.25%	1.51%	(0.44)%	157.06%
2006	14.03	(0.14)	3.89		3.75	—	—	—	—	—	17.78	26.73%		140,148	1.41%	1.44%	(0.90)%	128.58%
Class A
2010	$11.01	$—	$4.98		$4.98	$(0.01)	$—	$—	$(0.01)	$—	$15.98	45.22%		$1,066	1.36%	0.36%	0.01%	99.02%
2009	18.69	(0.01)	(7.67)		(7.68)	—	—	—	—	—	11.01	(41.09)%		1,700	1.50%	2.44%	(0.06)%	160.62%
2008	18.11	(0.10)	0.68		0.58	—	—	—	—	—	18.69	3.20%		2,002	1.50%	3.31%	(0.51)%	112.65%
2007	17.66	(0.12)	0.57		0.45	—	—	—	—	—	18.11	2.55%		660	1.50%	2.78%	(0.67)%	157.06%
2006	13.97	(0.17)	3.86		3.69	—	—	—	—	—	17.66	26.41%		84	1.64%	1.68%	(1.05)%	128.58%
Institutional Class
2010	$11.25	$0.06	$5.07		$5.13	$(0.05)	$—	$(0.02)	$(0.07)	$—	$16.31	45.69%		$26,977	0.90%	0.79%	0.41%	99.02%
2009	18.96	0.19	(7.90)		(7.71)	—	—	—	—	—	11.25	(40.66)%		1,610	0.95%	8.98%	1.74%	160.62%
2008	18.29	(0.01)	0.68		0.67	—	—	—	—	—	18.96	3.66%		—	0.95%	3,758.64%	(0.05)%	112.65%
20072	18.33	(0.01)	(0.03)		(0.04)	—	—	—	—	—	18.29	(0.22)%		—	0.97%	2,564.04%	(0.16)%	157.06%

Old Mutual Strategic Small Company Fund
Class Z
2010	$6.37	$(0.05)	$3.14	6	$3.09	$(0.02)	$—	$—	$(0.02)	$—	$9.44	48.56	%6	$107,478	1.30%	1.74%	(0.65)%	171.87%
2009	9.78	—	(3.41	)6	(3.41)	—	—	—	—	—	6.37	(34.87	)%6	79,518	1.10%	1.75%	(0.01)%	289.91%
2008	13.47	(0.03)	(0.96)		(0.99)	—	(2.70)	—	(2.70)	—	9.78	(11.00)%		24,156	1.35%	1.74%	(0.19)%	142.78%
2007	17.43	(0.12)	0.33		0.21	—	(4.17)	—	(4.17)	—	13.47	5.12%		35,712	1.35%	1.63%	(0.84)%	160.24%
2006	14.47	(0.13)	3.09		2.96	—	—	—	—	—	17.43	20.46%		48,107	1.46%	1.54%	(0.82)%	148.73%
Class A
2010	$6.25	$(0.08)	$3.09	6	$3.01	$(0.01)	$—	$—	$(0.01)	$—	$9.25	48.12	%6	$918	1.55%	0.44%	(0.97)%	171.87%
2009	9.61	(0.03)	(3.33	)6	(3.36)	—	—	—	—	—	6.25	(34.96	)%6	720	1.36%	4.20%	(0.32)%	289.91%
2008	13.31	(0.06)	(0.94)		(1.00)	—	(2.70)	—	(2.70)	—	9.61	(11.22)%		1,261	1.60%	3.03%	(0.49)%	142.78%
2007	17.31	(0.14)	0.31		0.17	—	(4.17)	—	(4.17)	—	13.31	4.88%		1,296	1.60%	2.13%	(1.08)%	160.24%
2006	14.41	(0.16)	3.06		2.90	—	—	—	—	—	17.31	20.12%		233	1.70%	1.78%	(1.00)%	148.73%
Institutional Class
2010	$6.39	$(0.03)	$3.16	6	$3.13	$(0.03)	$—	$—	$(0.03)	$—	$9.49	49.05	%6	$3,168	1.05%	1.14%	(0.35)%	171.87%
2009	9.80	(0.02)	(3.39	)6	(3.41)	—	—	—	—	—	6.39	(34.80	)%6	11,923	1.06%	18.23%	(0.32)%	289.91%
2008	13.48	—	(0.98)		(0.98)	—	(2.70)	—	(2.70)	—	9.80	(10.92)%		—	1.10%	3,635.24%	(0.02)%	142.78%
20072	12.93	(0.03)	0.58		0.55	—	—	—	—	—	13.48	4.25%		—	1.12%	2,509.06%	(0.69)%	160.24%

Table of Contents - Prospectus 1

For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual TS&W Mid-Cap Value Fund
Class Z
2010	$5.65	$0.05	$2.26		$2.31	$(0.04)	$—	$(0.04)	$—	$7.92	40.90%		$76,965	1.12%	1.38%	0.64%	125.29%
2009††	6.02	0.07	(0.41)		(0.34)	(0.03)	—	(0.03)	—	5.65	(5.60)%		60,618	1.12%	3.20%	1.29%	163.38%
Class A
2010	$5.61	$0.03	$2.24		$2.27	$(0.02)	$—	$(0.02)	$—	$7.86	40.41%		$5,408	1.40%	1.94%	0.36%	125.29%
2009	8.69	0.02	(3.07)		(3.05)	(0.03)	—	(0.03)	—	5.61	(35.07)%		5,304	1.40%	2.53%	0.29%	163.38%
20085	10.00	0.01	(1.32)		(1.31)	—	—	—	—	8.69	(13.10)%		2,340	1.40%	3.69%	0.17%	66.60%
Institutional Class
2010	$5.65	$0.06	$2.25		$2.31	$(0.04)	$—	$(0.04)	$—	$7.92	41.01%		$171,807	1.00%	1.06%	0.82%	125.29%
2009	8.72	0.05	(3.08)		(3.03)	(0.04)	—	(0.04)	—	5.65	(34.81)%		57,430	1.00%	1.18%	0.58%	163.38%
20085	10.00	0.04	(1.31)		(1.27)	(0.01)	—	(0.01)	—	8.72	(12.75)%		56,426	1.00%	1.10%	0.57%	66.60%

Old Mutual TS&W Small Cap Value Fund
Class Z
2010	$11.29	$0.03	$5.51		$5.54	$(0.03)	$—	$(0.03)	$—	$16.80	49.10%		$86,737	1.25%	1.30%	0.18%	83.31%
2009	19.76	0.02	(6.77	)6	(6.75)	(0.02)	(1.70)	(1.72)	—	11.29	(34.57	)%6	55,976	1.23%	1.37%	0.15%	139.92%
2008	26.30	(0.13)	(2.52)		(2.65)	—	(3.89)	(3.89)	—	19.76	(11.53)%		45,862	1.30%	1.49%	(0.51)%	40.37%
2007	28.15	(0.14)	2.48		2.34	—	(4.19)	(4.19)	—	26.30	8.80%		67,029	1.30%	1.45%	(0.53)%	35.43%
2006	25.20	(0.15)	5.57		5.42	—	(2.47)	(2.47)	—	28.15	22.69%		68,271	1.46%	1.47%	(0.56)%	41.45%
Class A
2010	$11.05	$(0.01)	$5.39		$5.38	$—	$—	$—	$—	$16.43	48.71%		$4,815	1.50%	1.47%	(0.08)%	83.31%
2009	19.43	—	(6.66	)6	(6.66)	(0.02)	(1.70)	(1.72)	—	11.05	(34.71	)%6	2,160	1.53%	3.25%	(0.01)%	139.92%
2008	25.99	(0.16)	(2.51)		(2.67)	—	(3.89)	(3.89)	—	19.43	(11.75)%		1,137	1.55%	4.57%	(0.71)%	40.37%
2007	27.93	(0.21)	2.46		2.25	—	(4.19)	(4.19)	—	25.99	8.54%		856	1.55%	2.17%	(0.78)%	35.43%
2006	25.08	(0.21)	5.53		5.32	—	(2.47)	(2.47)	—	27.93	22.39%		975	1.70%	1.71%	(0.81)%	41.45%
Institutional Class
2010	$11.32	$0.05	$5.54		$5.59	$(0.04)	$—	$(0.04)	$—	$16.87	49.46%		$26,915	1.10%	1.16%	0.34%	83.31%
2009††	14.28	0.02	(1.26	)6	(1.24)	(0.02)	(1.70)	(1.72)	—	11.32	(9.52	)%6	—	1.09%	24,873.11%	0.15%	139.92%

Old Mutual Barrow Hanley Core Bond Fund
Institutional Class
2010	$9.96	$0.47	$0.75		$1.22	$(0.48)	$(0.23)	$(0.71)	$—	$10.47	12.42%		$57,391	0.70%	0.78%	4.51%	114.66%
2009	10.19	0.45	(0.09)		0.36	(0.45)	(0.14)	(0.59)	—	9.96	3.72%		43,091	0.70%	0.75%	4.57%	201.34%
20084	10.00	0.17	0.19		0.36	(0.17)	—	(0.17)	—	10.19	3.58%		47,060	0.70%	0.95%	4.68%	70.77%

Table of Contents - Prospectus 1

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Cash Reserves Fund
Class Z
2010	$1.00	$—	$—		$—	$—	$—	$—	$—	$1.00	0.10%		$25,019	0.27%	1.09%	0.10%	n/a
2009	1.00	0.01	—		0.01	(0.01)	—	(0.01)	—	1.00	1.49%		32,732	0.72%	1.10%	1.51%	n/a
2008	1.00	0.04	—		0.04	(0.04)	—	(0.04)	—	1.00	4.18%		37,542	0.73%	0.99%	4.11%	n/a
2007	1.00	0.04	—		0.04	(0.04)	—	(0.04)	—	1.00	4.56%		32,909	0.73%	0.94%	4.47%	n/a
2006	1.00	0.03	—		0.03	(0.03)	—	(0.03)	—	1.00	2.96%		34,503	0.84%	0.85%	2.88%	n/a
Class A
2010	$1.00	$—	$—		$—	$—	$—	$—	$—	$1.00	0.10%		$1,072	0.25%	2.45%	0.10%	n/a
2009	1.00	0.01	—		0.01	(0.01)	—	(0.01)	—	1.00	1.26%		1,045	0.93%	4.23%	1.10%	n/a
20087	1.00	0.02	0.01		0.03	(0.03)	—	(0.03)	—	1.00	3.05%		907	0.98%	7.21%	2.99%	n/a

Old Mutual Dwight High Yield Fund
Institutional Class
2010	$7.72	$1.31	$3.07		$4.38	$(1.28)	$(0.15)	$(1.43)	$—	$10.67	59.30%		$10,000	0.80%	1.04%	13.34%	292.11%
2009	9.29	0.85	(1.55)		(0.70)	(0.87)	—	(0.87)	—	7.72	(7.78)%		9,326	0.80%	1.05%	10.04%	74.19%
20084	10.00	0.36	(0.69)		(0.33)	(0.38)	—	(0.38)	—	9.29	(3.39)%		8,602	0.80%	1.86%	10.90%	10.78%

Old Mutual Dwight Intermediate Fixed Income Fund
Class Z
2010	$9.79	$0.38	$0.55		$0.93	$(0.39)	$(0.09)	$(0.48)	$—	$10.24	9.62%		$10,659	0.58%	0.79%	3.71%	456.70%
2009	10.17	0.47	(0.09	)6	0.38	(0.47)	(0.29)	(0.76)	—	9.79	3.97	%6	6,489	0.53%	1.90%	4.78%	214.25%
2008	10.09	0.50	0.04		0.54	(0.46)	—	(0.46)	—	10.17	5.50%		2,721	0.82%	1.79%	4.64%	277.91%
2007	9.97	0.46	0.12		0.58	(0.46)	—	(0.46)	—	10.09	5.99%		7,574	0.85%	1.60%	4.62%	462.98%
2006	10.12	0.39	(0.12)		0.27	(0.40)	(0.02)	(0.42)	—	9.97	2.70%		7,620	0.85%	1.74%	3.88%	435.30%
Class A
2010	$9.80	$0.35	$0.54		$0.89	$(0.36)	$(0.09)	$(0.45)	$—	$10.24	9.24%		$52,148	0.83%	1.00%	3.47%	456.70%
2009	10.18	0.44	(0.09	)6	0.35	(0.44)	(0.29)	(0.73)	—	9.80	3.75	%6	34,967	0.83%	1.15%	4.51%	214.25%
2008	10.09	0.43	0.10		0.53	(0.44)	—	(0.44)	—	10.18	5.37%		808	1.04%	4.71%	4.40%	277.91%
2007	9.97	0.44	0.12		0.56	(0.44)	—	(0.44)	—	10.09	5.78%		590	1.10%	3.68%	4.41%	462.98%
2006	10.12	0.37	(0.13)		0.24	(0.37)	(0.02)	(0.39)	—	9.97	2.45%		56	1.10%	2.00%	3.63%	435.30%
Class C
2010	$9.79	$0.28	$0.55		$0.83	$(0.29)	$(0.09)	$(0.38)	$—	$10.24	8.54%		$20,717	1.58%	1.79%	2.73%	456.70%
2009	10.17	0.36	(0.08	)6	0.28	(0.37)	(0.29)	(0.66)	—	9.79	2.97	%6	14,759	1.58%	2.33%	3.72%	214.25%
2008	10.09	0.32	0.12		0.44	(0.36)	—	(0.36)	—	10.17	4.51%		1,102	1.70%	7.92%	3.74%	277.91%
2007	9.98	0.36	0.11		0.47	(0.36)	—	(0.36)	—	10.09	4.84%		93	1.85%	7.98%	3.63%	462.98%
2006	10.12	0.29	(0.11)		0.18	(0.30)	(0.02)	(0.32)	—	9.98	1.78%		55	1.85%	2.73%	2.90%	435.30%
Institutional Class
2010	$9.80	$0.38	$0.55		$0.93	$(0.39)	$(0.09)	$(0.48)	$—	$10.25	9.70%		$19,025	0.50%	0.66%	3.75%	456.70%
2009	10.17	0.47	(0.08	)6	0.39	(0.47)	(0.29)	(0.76)	—	9.80	4.07	%6	20,458	0.50%	0.75%	4.69%	214.25%
2008	10.09	0.43	0.16		0.59	(0.51)	—	(0.51)	—	10.17	6.04%		69,653	0.54%	0.58%	4.75%	277.91%
20072	10.10	0.14	—		0.14	(0.15)	—	(0.15)	—	10.09	1.36%		—	0.58%	2,560.19%	5.21%	462.98%

Table of Contents - Prospectus 1

For a Share Outstanding Throughout Each Year or Period ended March 31, (unless otherwise noted)

	Net Asset Value Beginning of Period	Net Investment Income (Loss)1	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets*	Ratio of Gross Expenses to Average Net Assets*,^	Ratio of Net Investment Income (Loss) to Average Net Assets*	Portfolio Turnover Rate†

Old Mutual Dwight Short Term Fixed Income Fund
Class Z
2010	$9.76	$0.26	$0.29	$0.55	$(0.26)	$—	$—	$(0.26)	$—	$10.05	5.73%	$135,568	0.70%	0.62%	2.63%	186.26%
2009	9.98	0.38	(0.24)	0.14	(0.36)	—	—	(0.36)	—	9.76	1.45%	131,759	0.70%	0.71%	3.90%	262.55%
2008	9.90	0.42	0.06	0.48	(0.40)	—	—	(0.40)	—	9.98	4.90%	158,524	0.70%	0.87%	4.15%	188.14%
2007	9.77	0.37	0.12	0.49	(0.36)	—	—	(0.36)	—	9.90	5.14%	187,897	0.70%	0.91%	3.74%	163.81%
2006	9.81	0.30	(0.03)	0.27	(0.31)	—	—	(0.31)	—	9.77	2.74%	254,300	0.74%	0.93%	3.01%	196.42%
Class A
2010	$9.76	$0.24	$0.29	$0.53	$(0.24)	$—	$—	$(0.24)	$—	$10.05	5.48%	$40,848	0.95%	0.96%	2.36%	186.26%
2009	9.99	0.35	(0.23)	0.12	(0.35)	—	—	(0.35)	—	9.76	1.23%	27,262	0.95%	1.06%	3.56%	262.55%
2008	9.90	0.39	0.08	0.47	(0.38)	—	—	(0.38)	—	9.99	4.80%	1,104	0.95%	2.75%	3.86%	188.14%
2007	9.77	0.34	0.13	0.47	(0.34)	—	—	(0.34)	—	9.90	4.88%	58	0.95%	8.65%	3.50%	163.81%
2006	9.82	0.27	(0.04)	0.23	(0.28)	—	—	(0.28)	—	9.77	2.38%	53	0.99%	1.17%	2.79%	196.42%
Class C
2010	$9.75	$0.18	$0.30	$0.48	$(0.19)	$—	$—	$(0.19)	$—	$10.04	4.95%	$17,726	1.45%	1.50%	1.85%	186.26%
2009	9.98	0.30	(0.24)	0.06	(0.29)	—	—	(0.29)	—	9.75	0.63%	11,939	1.45%	1.74%	3.07%	262.55%
2008	9.90	0.30	0.11	0.41	(0.33)	—	—	(0.33)	—	9.98	4.21%	2,589	1.45%	2.73%	3.43%	188.14%
2007	9.77	0.29	0.13	0.42	(0.29)	—	—	(0.29)	—	9.90	4.36%	55	1.45%	9.27%	3.00%	163.81%
2006	9.82	0.23	(0.05)	0.18	(0.23)	—	—	(0.23)	—	9.77	1.87%	52	1.49%	1.67%	2.29%	196.42%
Institutional Class
2010	$9.75	$0.26	$0.31	$0.57	$(0.28)	$—	$—	$(0.28)	$—	$10.04	5.88%	$16,909	0.55%	0.73%	2.55%	186.26%
2009	9.97	0.39	(0.23)	0.16	(0.38)	—	—	(0.38)	—	9.75	1.64%	156	0.55%	39.49%	3.99%	262.55%
2008	9.90	0.42	0.07	0.49	(0.42)	—	—	(0.42)	—	9.97	5.07%	25	0.55%	566.32%	4.60%	188.14%
20072	9.87	0.12	0.03	0.15	(0.12)	—	—	(0.12)	—	9.90	1.48%	—	0.56%	2,553.82%	4.30%	163.81%

Table of Contents - Prospectus 1

n/a	Not Applicable
*	Ratios for periods of less than one year have been annualized.
†
Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

††	Class commenced operations on December 9, 2008.
^
Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Adviser and/or former adviser has paid these expenses on behalf of the Trust. Had the Adviser and/or the former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2010, 2009,2008, 2007 and 2006.

1	Per share amounts for the year or period are calculated based on average outstanding shares.
2	Class commenced operations on December 20, 2006.
3
Historically, the Old Mutual Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.

4	Old Mutual Barrow Hanley Core Bond Fund and Old Mutual Dwight High Yield Fund commenced operations on November 19, 2007.
5	The Old Mutual TS&W Mid-Cap Value Fund commenced operations on June 4, 2007.
6	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
7	Class A shares commenced operations on June 4, 2007.
8
Ratio has been revised to present a corrected calculation.  A higher turnover rate increases transaction costs (e.g. brokerage commissions) and increases realized gains and losses. There were no changes in the net realized gains and losses as reported in the March 31, 2007 annual report as a result of the corrected calculation.

@
For Analytic U.S. Long/Short Fund, the ratio of expenses to average net assets includes dividend expense on securities sold short. Following is the impact of these expenses as a ratio to average net assets:

	Class Z	Class A	Institutional Class
2010	0.08%	0.08%	0.08%
2009	0.58%	0.54%	0.55%
2008	0.26%	0.27%	0.26%
2007	0.16%	0.16%	0.13%
2006	0.25%	0.25%	n/a
Amounts designated as “—” are either $0 or have been rounded to $0.

Table of Contents - Prospectus 1

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds II, the following documents are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports

The Annual and Semi-Annual Reports provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period.

To obtain a free copy of the SAI, Annual and Semi-Annual Reports, or other information and for shareholder inquiries, contact Old Mutual Funds II:

By Telephone:	888-772-2888

By Mail:	Old Mutual Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Via the Internet:	oldmutualfunds.com

Reports and other information about Old Mutual Funds II (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Old Mutual Funds II are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov.

INVESTMENT ADVISER

Old Mutual Capital, Inc.

DISTRIBUTOR

Old Mutual Investment Partners

SEC File Number 811-04391

R-10-097 12/2010